Schwab Strategic Trust
Schwab Mortgage-Backed Securities ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 99.6% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 99.6%
Federal Home Loan Mortgage Corp.
1.00%, 08/01/36 (a)	33,245	28,511
1.50%, 07/01/35 to 11/01/51 (a)	88,902,995	71,394,878
2.00%, 01/01/28 to 05/01/52 (a)	428,793,951	344,807,330
2.50%, 04/01/27 to 11/01/52 (a)	232,400,536	195,926,852
3.00%, 12/01/26 to 12/01/52 (a)	165,738,499	145,938,587
3.50%, 09/01/33 to 09/01/52 (a)	113,934,194	103,301,520
4.00%, 11/01/33 to 11/01/54 (a)	77,192,322	72,446,987
4.50%, 10/01/37 to 02/01/55 (a)	104,297,385	99,583,463
5.00%, 05/01/33 to 03/01/55 (a)	151,202,837	147,549,272
5.50%, 06/01/33 to 03/01/55 (a)	218,125,464	217,054,427
6.00%, 12/01/36 to 04/01/55 (a)	184,261,269	187,057,417
6.50%, 11/01/52 to 04/01/55 (a)	94,288,431	97,285,406
7.00%, 10/01/53 to 04/01/55 (a)	13,863,110	14,496,051
Federal National Mortgage Association
1.50%, 07/01/35 to 04/01/52 (a)	117,776,807	93,329,802
2.00%, 11/01/27 to 04/01/52 (a)	476,011,811	387,068,440
2.50%, 03/01/27 to 05/01/53 (a)	404,352,356	338,349,146
3.00%, 03/01/27 to 06/01/52 (a)	266,827,942	234,507,771
3.50%, 07/01/28 to 09/01/52 (a)	176,232,413	160,462,055
4.00%, 05/01/33 to 02/01/55 (a)	173,253,630	161,770,642
4.50%, 07/01/29 to 12/01/54 (a)	104,083,110	99,826,665
5.00%, 06/01/33 to 04/01/55 (a)	150,786,953	147,396,917
5.50%, 05/01/33 to 04/01/55 (a)	181,271,463	180,682,873
6.00%, 09/01/36 to 05/01/55 (a)	180,733,455	183,433,651
6.50%, 01/01/53 to 05/01/55 (a)	86,157,979	88,820,209
7.00%, 02/01/53 to 04/01/55 (a)	22,934,823	23,996,026
7.50%, 11/01/53 to 02/01/54 (a)	1,962,113	2,072,353
Government National Mortgage Association
1.50%, 02/20/51 to 12/20/51 (a)	4,191,375	3,211,979
2.00%, 08/20/50 to 05/20/52 (a)	163,554,658	131,542,164
2.50%, 07/20/27 to 04/20/53 (a)	162,402,877	136,473,278
3.00%, 04/20/27 to 12/20/54 (a)	162,245,615	142,487,380
3.50%, 12/20/40 to 04/20/55 (a)	131,871,960	119,252,184
4.00%, 04/15/39 to 02/20/55 (a)	97,126,688	90,385,320
4.50%, 09/15/34 to 03/20/55 (a)	123,334,509	117,460,986
5.00%, 12/15/36 to 05/20/55 (a)	159,952,168	155,821,421
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 10/20/52 to 05/20/55 (a)	176,129,556	175,424,288
6.00%, 11/20/52 to 05/20/55 (a)	112,482,923	114,012,929
6.50%, 12/20/52 to 04/20/55 (a)	44,872,627	45,892,866
7.00%, 11/20/52 to 09/20/54 (a)	13,739,813	14,158,481
7.50%, 01/20/54 to 02/20/54 (a)	623,632	643,658
Government National Mortgage Association, TBA
4.00%, 06/20/55 (a)(b)	1,500,000	1,374,341
4.50%, 06/20/55 (a)(b)	1,000,000	943,699
Uniform Mortgage-Backed Security, TBA
3.50%, 06/15/55 (a)(b)	10,000,000	8,869,395
4.50%, 06/15/55 (a)(b)	1,500,000	1,415,255
5.00%, 06/15/55 (a)(b)	2,000,000	1,936,573
5.50%, 06/15/55 (a)(b)	8,000,000	7,921,316
Total Securitized (Cost $5,055,278,247)		5,067,814,764

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)	75,701,372	75,701,372
Total Short-Term Investments (Cost $75,701,372)		75,701,372
Total Investments in Securities (Cost $5,130,979,619)		5,143,516,136

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)	The rate shown is the annualized 7-day yield.

TBA —	To-be-announced

Schwab Mortgage-Backed Securities ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Securitized[1]	$—	$5,067,814,764	$—	$5,067,814,764
Short-Term Investments[1]	75,701,372	—	—	75,701,372
Total	$75,701,372	$5,067,814,764	$—	$5,143,516,136

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab High Yield Bond ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

Most securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. The fund may invest in securities not included in its index, including variable rate securities. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 97.7% OF NET ASSETS

Agency 0.4%
Owned No Guarantee 0.4%
CITGO Petroleum Corp.
8.38%, 01/15/29 (a)(b)	1,056,000	1,074,260
Electricite de France SA
9.13%, (a)(b)(c)(d)	992,000	1,122,079
NOVA Chemicals Corp.
4.25%, 05/15/29 (a)(b)	653,000	624,927
9.00%, 02/15/30 (a)(b)	532,000	573,429
7.00%, 12/01/31 (a)(b)	200,000	209,298
Teine Energy Ltd.
6.88%, 04/15/29 (a)(b)	318,000	313,848
		3,917,841

Financial Institutions 11.6%
Banking 0.3%
Ally Financial, Inc.
6.70%, 02/14/33 (b)	381,000	387,703
6.65%, 01/17/40 (b)(d)	420,000	403,620
Dresdner Funding Trust I
8.15%, 06/30/31 (a)(b)	806,000	883,703
Popular, Inc.
7.25%, 03/13/28 (b)	336,000	353,424
Standard Chartered PLC
7.01%, (a)(b)(c)(d)	600,000	615,706
Synchrony Financial
7.25%, 02/02/33 (b)	620,000	633,998
Valley National Bancorp
3.00%, 06/15/31 (b)(d)	327,000	299,569
		3,577,723
Brokerage/Asset Managers/Exchanges 1.2%
Acadian Asset Management, Inc.
4.80%, 07/27/26	387,000	385,280
AG Issuer LLC
6.25%, 03/01/28 (a)(b)	566,000	566,400
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)(b)	405,000	420,716
Aretec Group, Inc.
7.50%, 04/01/29 (a)(b)	518,000	517,985
10.00%, 08/15/30 (a)(b)	513,000	559,641
Armor Holdco, Inc.
8.50%, 11/15/29 (a)(b)	298,000	277,923
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coinbase Global, Inc.
3.38%, 10/01/28 (a)(b)	584,000	543,517
3.63%, 10/01/31 (a)(b)	646,000	562,757
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (a)(b)	875,000	757,807
Focus Financial Partners LLC
6.75%, 09/15/31 (a)(b)	733,000	742,039
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (b)	825,000	806,883
Hightower Holding LLC
6.75%, 04/15/29 (a)(b)(e)	500,000	493,497
9.13%, 01/31/30 (a)(b)	283,000	294,808
Hunt Cos., Inc.
5.25%, 04/15/29 (a)(b)	469,000	453,099
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)(b)	446,000	429,940
7.13%, 04/30/31 (a)(b)	1,140,000	1,191,628
6.13%, 11/01/32 (a)(b)	1,191,000	1,193,811
6.75%, 05/01/33 (a)(b)	1,050,000	1,077,517
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28 (a)(b)	729,000	691,299
6.63%, 10/15/31 (a)(b)	370,000	366,647
Osaic Holdings, Inc.
10.75%, 08/01/27 (a)(b)	326,000	328,103
StoneX Group, Inc.
7.88%, 03/01/31 (a)(b)	302,000	318,300
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/31 (a)(b)	340,000	354,755
		13,334,352
Finance Companies 4.0%
Azorra Finance Ltd.
7.75%, 04/15/30 (a)(b)	533,000	534,981
Bread Financial Holdings, Inc.
9.75%, 03/15/29 (a)(b)	750,000	800,348
8.38%, 06/15/35 (a)(b)(d)	364,000	353,763
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (a)(b)	297,000	251,279
12.25%, 11/01/29 (a)(b)	200,000	204,181
Enova International, Inc.
11.25%, 12/15/28 (a)(b)	894,000	960,025
FirstCash, Inc.
4.63%, 09/01/28 (a)(b)	475,000	463,121
5.63%, 01/01/30 (a)(b)	429,000	426,346
6.88%, 03/01/32 (a)(b)	374,000	383,821
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/28 (a)(b)	748,000	742,310
7.88%, 12/01/30 (a)(b)	598,000	628,814
7.00%, 05/01/31 (a)(b)	646,000	662,087

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 06/15/32 (a)(b)	636,000	650,646
5.88%, 04/15/33 (a)(b)	150,000	144,950
Freedom Mortgage Corp.
7.63%, 05/01/26 (a)(b)	648,000	647,408
6.63%, 01/15/27 (a)(b)	446,000	445,245
12.00%, 10/01/28 (a)(b)	683,000	733,264
12.25%, 10/01/30 (a)(b)	515,000	569,650
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)(b)	720,000	742,925
9.13%, 05/15/31 (a)(b)	487,000	497,253
8.38%, 04/01/32 (a)(b)	483,000	477,401
GGAM Finance Ltd.
7.75%, 05/15/26 (a)(b)	556,000	561,692
8.00%, 02/15/27 (a)(b)	612,000	630,238
8.00%, 06/15/28 (a)(b)	410,000	430,968
6.88%, 04/15/29 (a)(b)	350,000	357,417
5.88%, 03/15/30 (a)(b)	190,000	189,525
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/27 (a)(b)	818,000	828,213
goeasy Ltd.
9.25%, 12/01/28 (a)(b)	664,000	697,988
6.88%, 05/15/30 (a)(b)	509,000	503,104
7.38%, 10/01/30 (a)(b)	414,000	413,993
LD Holdings Group LLC
8.75%, 11/01/27 (a)(b)	270,000	243,475
6.13%, 04/01/28 (a)(b)	404,000	330,423
LFS Topco LLC
5.88%, 10/15/26 (a)(b)	196,000	194,339
Midcap Financial Issuer Trust
6.50%, 05/01/28 (a)(b)	693,000	674,358
5.63%, 01/15/30 (a)(b)	494,000	446,939
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27 (a)(b)	351,000	351,295
5.50%, 08/15/28 (a)(b)	820,000	818,830
6.50%, 08/01/29 (a)(b)	455,000	463,758
5.13%, 12/15/30 (a)(b)	778,000	778,539
5.75%, 11/15/31 (a)(b)	423,000	424,015
7.13%, 02/01/32 (a)(b)	738,000	769,024
Navient Corp.
6.75%, 06/15/26	436,000	441,777
5.00%, 03/15/27 (b)	500,000	495,229
4.88%, 03/15/28 (b)	783,000	764,356
5.50%, 03/15/29 (b)	471,000	453,517
11.50%, 03/15/31 (b)	476,000	539,658
7.88%, 06/15/32 (b)	400,000	403,911
5.63%, 08/01/33	858,000	755,610
OneMain Finance Corp.
3.50%, 01/15/27 (b)	709,000	687,416
6.63%, 01/15/28 (b)	692,000	705,297
3.88%, 09/15/28 (b)	487,000	456,998
9.00%, 01/15/29 (b)	684,000	717,335
5.38%, 11/15/29 (b)	678,000	657,457
7.88%, 03/15/30 (b)	545,000	569,865
4.00%, 09/15/30 (b)	801,000	721,478
7.50%, 05/15/31 (b)	679,000	698,469
7.13%, 11/15/31 (b)	836,000	851,256
6.75%, 03/15/32 (b)	560,000	557,314
7.13%, 09/15/32 (b)(f)	100,000	100,747
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 02/01/27 (a)(b)	577,000	573,502
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)(b)	768,000	729,675
7.88%, 12/15/29 (a)(b)	634,000	668,176
7.13%, 11/15/30 (a)(b)	475,000	485,788
5.75%, 09/15/31 (a)(b)	556,000	535,909
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 05/15/32 (a)(b)	725,000	729,056
6.88%, 02/15/33 (a)(b)	275,000	276,821
Planet Financial Group LLC
10.50%, 12/15/29 (a)(b)	450,000	443,781
PROG Holdings, Inc.
6.00%, 11/15/29 (a)(b)	440,000	418,360
Prospect Capital Corp.
3.36%, 11/15/26 (b)(e)	292,000	275,899
3.44%, 10/15/28 (b)	297,000	262,218
Provident Funding Associates LP/PFG Finance Corp.
9.75%, 09/15/29 (a)(b)	388,000	404,195
Rfna LP
7.88%, 02/15/30 (a)(b)	625,000	627,018
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26 (a)(b)	509,000	493,254
3.63%, 03/01/29 (a)(b)	618,000	576,969
3.88%, 03/01/31 (a)(b)	1,049,000	949,854
4.00%, 10/15/33 (a)(b)	751,000	649,363
SLM Corp.
3.13%, 11/02/26 (b)	480,000	468,868
6.50%, 01/31/30 (b)	350,000	361,133
TrueNoord Capital DAC
8.75%, 03/01/30 (a)(b)	325,000	337,325
United Wholesale Mortgage LLC
5.75%, 06/15/27 (a)(b)	583,000	575,034
5.50%, 04/15/29 (a)(b)	561,000	537,513
UWM Holdings LLC
6.63%, 02/01/30 (a)(b)	464,000	455,293
Walker & Dunlop, Inc.
6.63%, 04/01/33 (a)(b)	300,000	304,048
		44,144,693
Financial Other 1.1%
Burford Capital Global Finance LLC
6.88%, 04/15/30 (a)(b)	614,000	616,099
9.25%, 07/01/31 (a)(b)	416,000	443,731
Credit Acceptance Corp.
9.25%, 12/15/28 (a)(b)	362,000	383,502
6.63%, 03/15/30 (a)(b)	516,000	514,953
Encore Capital Group, Inc.
9.25%, 04/01/29 (a)(b)	847,000	904,172
8.50%, 05/15/30 (a)(b)	200,000	212,190
Five Point Operating Co. LP/Five Point Capital Corp.
10.50%, 01/15/28 (a)(b)(g)	483,989	493,272
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (a)(b)	481,000	510,727
Howard Hughes Corp.
5.38%, 08/01/28 (a)(b)	502,000	494,012
4.38%, 02/01/31 (a)(b)	1,023,000	929,944
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (b)	981,000	934,278
9.75%, 01/15/29 (b)	639,000	619,977
4.38%, 02/01/29 (b)	588,000	480,817
10.00%, 11/15/29 (a)(b)	370,000	361,136
9.00%, 06/15/30 (b)	726,000	658,827
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (a)(b)	326,000	324,645
8.25%, 05/15/30 (a)(b)	500,000	512,181
Kennedy-Wilson, Inc.
4.75%, 03/01/29 (b)	501,000	460,964
4.75%, 02/01/30 (b)	446,000	396,238
5.00%, 03/01/31 (b)	733,000	636,226
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/29 (a)(b)	269,000	264,389

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PRA Group, Inc.
8.38%, 02/01/28 (a)(b)	184,000	185,725
5.00%, 10/01/29 (a)(b)	624,000	560,408
8.88%, 01/31/30 (a)(b)	293,000	300,702
		12,199,115
Insurance 2.8%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/29 (a)(b)	599,000	619,917
4.25%, 02/15/29 (a)(b)	731,000	701,122
8.50%, 06/15/29 (a)(b)	330,000	345,164
6.00%, 08/01/29 (a)(b)	686,000	664,597
7.50%, 11/06/30 (a)(b)	707,000	730,012
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (a)(b)	557,000	541,672
6.75%, 10/15/27 (a)(b)	741,000	741,275
6.75%, 04/15/28 (a)(b)	1,008,000	1,022,746
5.88%, 11/01/29 (a)(b)	393,000	386,341
7.00%, 01/15/31 (a)(b)	1,337,000	1,368,378
6.50%, 10/01/31 (a)(b)	797,000	804,376
7.38%, 10/01/32 (a)(b)	803,000	826,395
AmWINS Group, Inc.
6.38%, 02/15/29 (a)(b)	565,000	573,269
4.88%, 06/30/29 (a)(b)	681,000	652,899
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.88%, 11/01/29 (a)(b)	607,000	601,058
Ardonagh Finco Ltd.
7.75%, 02/15/31 (a)(b)	924,000	956,087
Ardonagh Group Finance Ltd.
8.88%, 02/15/32 (a)(b)	1,287,000	1,330,969
AssuredPartners, Inc.
5.63%, 01/15/29 (a)(b)	691,000	693,370
7.50%, 02/15/32 (a)(b)	532,000	569,886
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/31 (a)(b)	600,000	618,952
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)(b)	617,000	607,978
Global Atlantic Fin Co.
4.70%, 10/15/51 (a)(b)(d)	570,000	553,042
7.95%, 10/15/54 (a)(b)(d)	561,000	576,921
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (a)(b)	707,000	726,356
8.13%, 02/15/32 (a)(b)	540,000	554,409
HUB International Ltd.
5.63%, 12/01/29 (a)(b)	697,000	691,807
7.25%, 06/15/30 (a)(b)	2,316,000	2,413,381
7.38%, 01/31/32 (a)(b)	1,636,000	1,708,351
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (a)(b)	442,000	464,458
10.50%, 12/15/30 (a)(b)	293,000	314,506
Liberty Mutual Group, Inc.
7.80%, 03/07/37 (a)	250,000	283,166
4.13%, 12/15/51 (a)(b)(d)	309,000	297,579
4.30%, 02/01/61 (a)(b)	1,088,000	673,415
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)(b)	597,000	579,471
3.88%, 11/15/30 (a)(b)	766,000	700,859
3.88%, 05/15/32 (a)(b)	738,000	659,581
6.25%, 01/15/33 (a)(b)	349,000	348,751
Panther Escrow Issuer LLC
7.13%, 06/01/31 (a)(b)	2,195,000	2,272,108
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ryan Specialty LLC
4.38%, 02/01/30 (a)(b)	548,000	521,860
5.88%, 08/01/32 (a)(b)	791,000	786,674
USI, Inc.
7.50%, 01/15/32 (a)(b)	491,000	515,284
Wilton RE Ltd.
6.00%, (a)(b)(c)(d)	292,000	294,920
		31,293,362
REITs 2.2%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)(b)	389,000	363,526
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 (a)(b)	464,000	448,240
7.75%, 12/01/29 (a)(b)	215,000	226,517
Brandywine Operating Partnership LP
3.95%, 11/15/27 (b)	378,000	361,071
8.30%, 03/15/28 (b)	484,000	507,737
8.88%, 04/12/29 (b)	486,000	518,005
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (a)(b)	400,000	388,776
Diversified Healthcare Trust
4.75%, 02/15/28 (b)	514,000	473,509
4.38%, 03/01/31 (b)	458,000	379,528
Global Net Lease, Inc.
4.50%, 09/30/28 (a)(b)	444,000	426,142
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)(b)	536,000	509,222
Hudson Pacific Properties LP
3.95%, 11/01/27 (b)	200,000	175,171
5.95%, 02/15/28 (b)	432,000	371,954
4.65%, 04/01/29 (b)	647,000	468,882
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (a)(b)	588,000	575,629
4.75%, 06/15/29 (a)(b)	329,000	318,915
7.00%, 07/15/31 (a)(b)	298,000	309,227
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (b)(e)	1,014,000	887,047
4.63%, 08/01/29 (b)	798,000	605,561
3.50%, 03/15/31 (b)	1,154,000	758,280
8.50%, 02/15/32 (a)(b)	1,196,000	1,226,832
Office Properties Income Trust
3.25%, 03/15/27 (a)(b)	245,222	196,534
9.00%, 03/31/29 (a)(b)	285,000	271,872
9.00%, 09/30/29 (a)(b)	632,000	467,680
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (a)(b)	567,000	559,124
4.88%, 05/15/29 (a)(b)	609,000	576,505
7.00%, 02/01/30 (a)(b)	424,000	427,432
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/29 (a)(b)	193,000	192,085
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/28 (a)(b)	456,000	470,455
4.50%, 02/15/29 (a)(b)	674,000	651,228
6.50%, 04/01/32 (a)(b)	933,000	946,421
6.50%, 06/15/33 (a)(b)	525,000	534,352
Rithm Capital Corp.
8.00%, 04/01/29 (a)(b)	635,000	637,228
RLJ Lodging Trust LP
3.75%, 07/01/26 (a)(b)	364,000	358,468
4.00%, 09/15/29 (a)(b)	531,000	485,970
Service Properties Trust
4.95%, 02/15/27 (b)	522,000	503,984
5.50%, 12/15/27 (b)	478,000	461,669

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 01/15/28 (b)	576,000	515,077
8.38%, 06/15/29 (b)	603,000	611,352
4.95%, 10/01/29 (b)	418,000	349,585
4.38%, 02/15/30 (b)	298,000	240,562
8.63%, 11/15/31 (a)(b)	445,000	474,288
8.88%, 06/15/32 (b)	493,000	493,368
Starwood Property Trust, Inc.
3.63%, 07/15/26 (a)(b)	464,000	453,392
4.38%, 01/15/27 (a)(b)	245,000	240,810
7.25%, 04/01/29 (a)(b)	475,000	494,392
6.00%, 04/15/30 (a)(b)	324,000	323,293
6.50%, 07/01/30 (a)(b)	200,000	202,986
6.50%, 10/15/30 (a)(b)	800,000	811,600
Vornado Realty LP
2.15%, 06/01/26 (b)	194,000	187,632
3.40%, 06/01/31 (b)	389,000	334,529
XHR LP
4.88%, 06/01/29 (a)(b)	439,000	417,259
6.63%, 05/15/30 (a)(b)	282,000	282,953
		24,473,856
		129,023,101

Industrial 82.5%
Basic Industry 6.3%
Alcoa Nederland Holding BV
7.13%, 03/15/31 (a)(b)	924,000	959,832
Algoma Steel, Inc.
9.13%, 04/15/29 (a)(b)	409,000	354,155
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
8.63%, 06/15/29 (a)(b)	424,000	443,589
Alumina Pty. Ltd.
6.13%, 03/15/30 (a)(b)	450,000	451,004
6.38%, 09/15/32 (a)(b)	450,000	445,359
Arsenal AIC Parent LLC
8.00%, 10/01/30 (a)(b)	539,000	566,693
11.50%, 10/01/31 (a)(b)	462,000	515,043
Ashland, Inc.
3.38%, 09/01/31 (a)(b)	539,000	464,834
6.88%, 05/15/43 (b)	311,000	318,411
ATI, Inc.
5.88%, 12/01/27 (b)	289,000	289,189
4.88%, 10/01/29 (b)	432,000	419,433
7.25%, 08/15/30 (b)	312,000	326,966
5.13%, 10/01/31 (b)	256,000	247,250
Avient Corp.
7.13%, 08/01/30 (a)(b)	779,000	803,246
6.25%, 11/01/31 (a)(b)	329,000	329,721
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/31 (a)(b)	378,000	395,862
Axalta Coating Systems LLC
3.38%, 02/15/29 (a)(b)	471,000	438,727
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 06/15/27 (a)(b)	445,000	440,654
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.75%, 07/15/26 (a)(b)	545,000	496,116
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/29 (a)(b)	778,000	784,321
Calderys Financing LLC
11.25%, 06/01/28 (a)(b)	469,000	499,969
Carpenter Technology Corp.
6.38%, 07/15/28 (b)	259,000	260,230
7.63%, 03/15/30 (b)	300,000	309,596
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28 (a)(b)	364,000	358,797
6.75%, 07/15/30 (a)(b)(f)	250,000	251,751
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (b)	740,000	709,625
6.42%, 07/15/27 (b)(g)	568,000	582,725
6.85%, 11/15/28 (b)(g)	575,000	595,752
6.58%, 07/15/29 (b)	790,000	811,990
6.50%, 04/15/30 (b)	555,000	559,747
7.05%, 11/15/30 (b)	852,000	878,668
6.63%, 07/15/32 (b)	901,000	922,759
6.75%, 04/15/33 (b)(e)	857,000	834,901
7.20%, 11/15/33 (b)	1,110,000	1,159,606
Century Aluminum Co.
7.50%, 04/01/28 (a)(b)	207,000	211,613
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)(b)	677,000	697,326
Chemours Co.
5.38%, 05/15/27 (b)	394,000	386,002
5.75%, 11/15/28 (a)(b)	506,000	453,579
4.63%, 11/15/29 (a)(b)	579,000	474,258
8.00%, 01/15/33 (a)(b)	561,000	489,655
Clearwater Paper Corp.
4.75%, 08/15/28 (a)(b)	302,000	289,183
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 (b)	384,000	378,448
4.63%, 03/01/29 (a)(b)	591,000	528,859
6.88%, 11/01/29 (a)(b)	748,000	696,088
6.75%, 04/15/30 (a)(b)	615,000	552,869
4.88%, 03/01/31 (a)(b)	465,000	381,571
7.50%, 09/15/31 (a)(b)	622,000	559,946
7.00%, 03/15/32 (a)(b)	1,021,000	881,937
7.38%, 05/01/33 (a)(b)	669,000	575,291
Coeur Mining, Inc.
5.13%, 02/15/29 (a)(b)	469,000	451,789
Commercial Metals Co.
4.13%, 01/15/30 (b)	334,000	314,861
4.38%, 03/15/32 (b)	323,000	293,923
Compass Minerals International, Inc.
6.75%, 12/01/27 (a)(b)	371,000	371,240
Consolidated Energy Finance SA
5.63%, 10/15/28 (a)(b)	459,000	372,865
12.00%, 02/15/31 (a)(b)	501,000	459,595
Constellium SE
3.75%, 04/15/29 (a)(b)	555,000	512,805
Coronado Finance Pty. Ltd.
9.25%, 10/01/29 (a)(b)	361,000	268,655
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (a)(b)	452,000	449,884
Domtar Corp.
6.75%, 10/01/28 (a)(b)	553,000	486,363
Eldorado Gold Corp.
6.25%, 09/01/29 (a)(b)	242,000	240,655
Element Solutions, Inc.
3.88%, 09/01/28 (a)(b)	833,000	800,636
FMC Corp.
8.45%, 11/01/55 (b)(d)	625,000	631,766
FMG Resources August 2006 Pty. Ltd.
4.50%, 09/15/27 (a)(b)	521,000	510,858
5.88%, 04/15/30 (a)(b)	584,000	584,005
4.38%, 04/01/31 (a)(b)	920,000	845,328
6.13%, 04/15/32 (a)(b)	558,000	557,017
GrafTech Finance, Inc.
4.63%, 12/23/29 (a)(b)	431,000	271,095

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GrafTech Global Enterprises, Inc.
9.88%, 12/23/29 (a)(b)	350,000	273,875
Graphic Packaging International LLC
4.75%, 07/15/27 (a)(b)	401,000	396,345
3.50%, 03/15/28 (a)(b)	342,000	324,691
3.50%, 03/01/29 (a)(b)	240,000	222,373
3.75%, 02/01/30 (a)(b)	657,000	606,238
6.38%, 07/15/32 (a)(b)	254,000	254,693
HB Fuller Co.
4.00%, 02/15/27 (b)	414,000	407,231
4.25%, 10/15/28 (b)	316,000	301,333
Hecla Mining Co.
7.25%, 02/15/28 (b)	864,000	873,712
Herens Holdco SARL
4.75%, 05/15/28 (a)(b)	250,000	219,235
Hudbay Minerals, Inc.
6.13%, 04/01/29 (a)(b)	412,000	413,354
IAMGOLD Corp.
5.75%, 10/15/28 (a)(b)	388,000	384,795
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/28 (a)(b)	354,000	355,428
INEOS Finance PLC
6.75%, 05/15/28 (a)(b)	668,000	654,713
7.50%, 04/15/29 (a)(b)	275,000	270,516
INEOS Quattro Finance 2 PLC
9.63%, 03/15/29 (a)(b)	350,000	348,694
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(b)	296,000	308,665
Ingevity Corp.
3.88%, 11/01/28 (a)(b)	484,000	455,310
Innophos Holdings, Inc.
11.50%, 06/15/29 (a)(b)	422,000	425,642
JW Aluminum Continuous Cast Co.
10.25%, 04/01/30 (a)(b)	250,000	247,992
Kaiser Aluminum Corp.
4.63%, 03/01/28 (a)(b)	390,000	379,331
4.50%, 06/01/31 (a)(b)	412,000	378,872
LSB Industries, Inc.
6.25%, 10/15/28 (a)(b)	597,000	591,529
Magnera Corp.
4.75%, 11/15/29 (a)(b)	325,000	275,813
7.25%, 11/15/31 (a)(b)	596,000	545,763
Mativ Holdings, Inc.
8.00%, 10/01/29 (a)(b)	395,000	337,480
Mercer International, Inc.
12.88%, 10/01/28 (a)(b)	307,000	305,721
5.13%, 02/01/29 (b)	691,000	549,991
Methanex Corp.
5.13%, 10/15/27 (b)	559,000	554,597
5.25%, 12/15/29 (b)	484,000	469,776
5.65%, 12/01/44 (b)	448,000	344,907
Methanex U.S. Operations, Inc.
6.25%, 03/15/32 (a)(b)	424,000	410,704
Mineral Resources Ltd.
8.13%, 05/01/27 (a)(b)	498,000	498,824
8.00%, 11/01/27 (a)(b)	540,000	539,974
9.25%, 10/01/28 (a)(b)	925,000	944,925
8.50%, 05/01/30 (a)(b)	463,000	459,022
Minerals Technologies, Inc.
5.00%, 07/01/28 (a)(b)	537,000	522,141
New Gold, Inc.
6.88%, 04/01/32 (a)(b)	300,000	306,715
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Novelis Corp.
3.25%, 11/15/26 (a)(b)	837,000	821,620
4.75%, 01/30/30 (a)(b)	1,398,000	1,329,994
6.88%, 01/30/30 (a)(b)	561,000	578,873
3.88%, 08/15/31 (a)(b)	584,000	519,671
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (a)(b)	386,000	354,500
OCI NV
6.70%, 03/16/33 (a)(b)	491,000	537,194
Olin Corp.
5.63%, 08/01/29 (b)	434,000	425,119
5.00%, 02/01/30 (b)	602,000	570,285
6.63%, 04/01/33 (a)(b)	636,000	609,553
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27 (a)(b)	413,000	420,288
4.25%, 10/01/28 (a)(b)	419,000	395,246
9.75%, 11/15/28 (a)(b)	796,000	835,574
6.25%, 10/01/29 (a)(b)(e)	655,000	608,560
7.25%, 06/15/31 (a)(b)	377,000	377,292
Perenti Finance Pty. Ltd.
7.50%, 04/26/29 (a)(b)	306,000	315,618
Rain Carbon, Inc.
12.25%, 09/01/29 (a)(b)	353,000	368,231
SCIH Salt Holdings, Inc.
4.88%, 05/01/28 (a)(b)	551,000	535,286
6.63%, 05/01/29 (a)(b)(e)	618,000	606,857
SCIL IV LLC/SCIL USA Holdings LLC
5.38%, 11/01/26 (a)(b)	444,000	442,053
SK Invictus Intermediate II SARL
5.00%, 10/30/29 (a)(b)	604,000	574,367
SNF Group SACA
3.13%, 03/15/27 (a)(b)	184,000	176,819
3.38%, 03/15/30 (a)(b)	491,000	448,902
SunCoke Energy, Inc.
4.88%, 06/30/29 (a)(b)	624,000	574,103
Taseko Mines Ltd.
8.25%, 05/01/30 (a)(b)	605,000	622,351
TMS International Corp.
6.25%, 04/15/29 (a)(b)	353,000	329,592
Tronox, Inc.
4.63%, 03/15/29 (a)(b)	809,000	677,216
U.S. Steel Corp.
6.88%, 03/01/29 (b)	513,000	517,918
6.65%, 06/01/37	334,000	346,213
Vallourec SACA
7.50%, 04/15/32 (a)(b)	468,000	488,911
Veritiv Operating Co.
10.50%, 11/30/30 (a)(b)	622,000	662,340
Vibrantz Technologies, Inc.
9.00%, 02/15/30 (a)(b)	626,000	441,871
Windsor Holdings III LLC
8.50%, 06/15/30 (a)(b)	601,000	636,680
WR Grace Holdings LLC
4.88%, 06/15/27 (a)(b)	785,000	774,958
5.63%, 08/15/29 (a)(b)	720,000	635,055
7.38%, 03/01/31 (a)(b)	380,000	384,170
		69,310,686
Capital Goods 10.9%
AAR Escrow Issuer LLC
6.75%, 03/15/29 (a)(b)	593,000	608,113
ACProducts Holdings, Inc.
6.38%, 05/15/29 (a)(b)	503,000	185,256

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (a)(b)	450,000	445,115
6.38%, 06/15/30 (a)(b)	571,000	578,441
Alta Equipment Group, Inc.
9.00%, 06/01/29 (a)(b)(e)	434,000	379,580
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (a)(b)	388,000	374,850
3.88%, 11/15/29 (a)(b)	507,000	472,684
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)(b)	451,000	479,090
Amsted Industries, Inc.
4.63%, 05/15/30 (a)(b)	624,000	605,858
6.38%, 03/15/33 (a)(b)	150,000	152,370
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27 (a)(b)	1,002,000	1,005,149
4.00%, 09/01/29 (a)(b)	999,000	887,355
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/26 (a)(b)	424,000	385,840
5.25%, 08/15/27 (a)(b)	1,065,000	485,549
Atkore, Inc.
4.25%, 06/01/31 (a)(b)	505,000	459,065
ATS Corp.
4.13%, 12/15/28 (a)(b)	417,000	392,987
Axon Enterprise, Inc.
6.13%, 03/15/30 (a)(b)	750,000	766,800
6.25%, 03/15/33 (a)(b)	550,000	559,393
Ball Corp.
6.88%, 03/15/28 (b)	892,000	914,126
6.00%, 06/15/29 (b)	498,000	508,485
2.88%, 08/15/30 (b)	1,099,000	974,862
3.13%, 09/15/31 (b)	559,000	490,645
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (a)(b)	286,000	269,445
Boise Cascade Co.
4.88%, 07/01/30 (a)(b)	357,000	345,494
Bombardier, Inc.
7.88%, 04/15/27 (a)(b)	25,000	25,131
6.00%, 02/15/28 (a)(b)	1,069,000	1,068,969
7.50%, 02/01/29 (a)(b)	664,000	687,760
8.75%, 11/15/30 (a)(b)	714,000	767,234
7.25%, 07/01/31 (a)(b)	828,000	854,911
7.00%, 06/01/32 (a)(b)	723,000	740,327
6.75%, 06/15/33 (a)(b)	400,000	406,104
7.45%, 05/01/34 (a)	200,000	212,263
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)(b)	485,000	470,040
4.25%, 02/01/32 (a)(b)	854,000	775,457
6.38%, 06/15/32 (a)(b)	608,000	614,176
6.38%, 03/01/34 (a)(b)	630,000	628,476
6.75%, 05/15/35 (b)	650,000	654,511
BWX Technologies, Inc.
4.13%, 06/30/28 (a)(b)	374,000	364,238
4.13%, 04/15/29 (a)(b)	521,000	499,539
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(b)	626,000	554,564
Chart Industries, Inc.
7.50%, 01/01/30 (a)(b)	910,000	950,996
9.50%, 01/01/31 (a)(b)	849,000	905,299
Clean Harbors, Inc.
4.88%, 07/15/27 (a)(b)	400,000	396,460
5.13%, 07/15/29 (a)(b)	307,000	301,900
6.38%, 02/01/31 (a)(b)	461,000	469,409
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (a)(b)	400,000	403,715
6.88%, 01/15/30 (a)(b)	453,000	459,931
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.75%, 04/15/30 (a)(b)	817,000	836,151
6.75%, 04/15/32 (a)(b)	1,100,000	1,112,461
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)(b)	261,000	190,908
9.50%, 08/15/29 (a)(b)	385,000	342,438
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)(b)(e)	523,000	434,689
Crown Americas LLC
5.25%, 04/01/30 (b)	521,000	519,431
5.88%, 06/01/33 (a)(b)	575,000	571,517
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (b)	417,000	412,836
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26	201,000	207,427
Efesto Bidco SpA Efesto U.S. LLC
7.50%, 02/15/32 (a)(b)	625,000	629,609
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30 (a)(b)	1,956,000	1,978,227
6.75%, 07/15/31 (a)(b)	578,000	591,988
EnerSys
6.63%, 01/15/32 (a)(b)	396,000	404,705
Enpro, Inc.
5.75%, 10/15/26 (b)	239,000	239,140
6.13%, 06/01/33 (a)(b)	375,000	378,727
Enviri Corp.
5.75%, 07/31/27 (a)(b)	554,000	545,089
EquipmentShare.com, Inc.
9.00%, 05/15/28 (a)(b)	577,000	599,725
8.63%, 05/15/32 (a)(b)	587,000	616,292
8.00%, 03/15/33 (a)(b)	490,000	503,843
Esab Corp.
6.25%, 04/15/29 (a)(b)	294,000	299,321
Foundation Building Materials, Inc.
6.00%, 03/01/29 (a)(b)(e)	492,000	419,550
FXI Holdings, Inc.
12.25%, 11/15/26 (a)(b)	1,026,000	905,781
Gates Corp.
6.88%, 07/01/29 (a)(b)	256,000	262,658
GFL Environmental, Inc.
4.00%, 08/01/28 (a)(b)	637,000	612,854
4.75%, 06/15/29 (a)(b)	643,000	627,730
4.38%, 08/15/29 (a)(b)	568,000	545,927
6.75%, 01/15/31 (a)(b)	807,000	838,109
Goat Holdco LLC
6.75%, 02/01/32 (a)(b)	483,000	481,491
Graham Packaging Co., Inc.
7.13%, 08/15/28 (a)(b)	591,000	580,777
Griffon Corp.
5.75%, 03/01/28 (b)	897,000	892,209
GYP Holdings III Corp.
4.63%, 05/01/29 (a)(b)	401,000	385,510
H&E Equipment Services, Inc.
3.88%, 12/15/28 (a)(b)	631,000	636,237
Herc Holdings Escrow, Inc.
7.00%, 06/15/30 (a)(b)	1,375,000	1,417,420
7.25%, 06/15/33 (a)(b)	900,000	926,912
Herc Holdings, Inc.
5.50%, 07/15/27 (a)(b)	1,159,000	1,151,291
6.63%, 06/15/29 (a)(b)	563,000	570,695
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.00%, 02/15/29 (a)(b)	494,000	505,490
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 09/15/28 (a)(b)	585,000	586,277

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Interface, Inc.
5.50%, 12/01/28 (a)(b)	429,000	423,556
Iris Holding, Inc.
10.00%, 12/15/28 (a)(b)	324,000	285,876
JELD-WEN, Inc.
4.88%, 12/15/27 (a)(b)	457,000	399,466
7.00%, 09/01/32 (b)(e)	288,000	213,195
Knife River Corp.
7.75%, 05/01/31 (a)(b)	482,000	504,828
LABL, Inc.
10.50%, 07/15/27 (a)(b)(e)	527,000	500,878
5.88%, 11/01/28 (a)(b)	441,000	376,773
9.50%, 11/01/28 (a)(b)	312,000	281,369
8.25%, 11/01/29 (a)(b)(e)	361,000	292,184
8.63%, 10/01/31 (a)(b)	745,000	617,424
LBM Acquisition LLC
6.25%, 01/15/29 (a)(b)	561,000	451,075
Louisiana-Pacific Corp.
3.63%, 03/15/29 (a)(b)	438,000	414,024
Madison IAQ LLC
4.13%, 06/30/28 (a)(b)	484,000	466,169
5.88%, 06/30/29 (a)(b)	866,000	838,423
Manitowoc Co., Inc.
9.25%, 10/01/31 (a)(b)	336,000	350,526
Masterbrand, Inc.
7.00%, 07/15/32 (a)(b)	373,000	371,410
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (a)(b)	2,087,000	2,109,406
9.25%, 04/15/27 (a)(b)	1,116,000	1,100,298
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (a)(b)	406,000	416,493
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/32 (a)(b)	269,000	271,193
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (a)(b)	700,000	647,108
Moog, Inc.
4.25%, 12/15/27 (a)(b)	570,000	552,557
Mueller Water Products, Inc.
4.00%, 06/15/29 (a)(b)	591,000	561,162
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)(b)	877,000	826,958
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (a)(b)	423,000	415,424
OI European Group BV
4.75%, 02/15/30 (a)(b)	450,000	424,087
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (a)(b)	489,000	392,628
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27 (a)(b)	554,000	554,650
7.25%, 05/15/31 (a)(b)	528,000	529,562
7.38%, 06/01/32 (a)(b)	309,000	307,900
Park River Holdings, Inc.
5.63%, 02/01/29 (a)(b)	271,000	219,156
6.75%, 08/01/29 (a)(b)	316,000	252,905
Patrick Industries, Inc.
4.75%, 05/01/29 (a)(b)	383,000	368,751
6.38%, 11/01/32 (a)(b)	473,000	466,653
Quikrete Holdings, Inc.
6.38%, 03/01/32 (a)(b)	2,650,000	2,694,737
6.75%, 03/01/33 (a)(b)	1,000,000	1,015,551
QXO Building Products, Inc.
6.75%, 04/30/32 (a)(b)	1,825,000	1,875,826
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Global Holdings, Inc.
6.75%, 03/15/28 (a)(b)	446,000	456,060
7.75%, 03/15/31 (a)(b)	459,000	481,056
Resideo Funding, Inc.
4.00%, 09/01/29 (a)(b)	390,000	362,103
6.50%, 07/15/32 (a)(b)	368,000	371,487
Reworld Holding Corp.
4.88%, 12/01/29 (a)(b)	620,000	587,539
5.00%, 09/01/30 (b)	350,000	327,118
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)(b)	256,000	244,713
Sealed Air Corp.
4.00%, 12/01/27 (a)(b)	621,000	602,740
5.00%, 04/15/29 (a)(b)	317,000	311,468
6.50%, 07/15/32 (a)(b)	309,000	316,710
6.88%, 07/15/33 (a)	314,000	329,175
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (a)(b)	561,000	567,627
7.25%, 02/15/31 (a)(b)	441,000	461,367
Silgan Holdings, Inc.
4.13%, 02/01/28 (b)	461,000	448,090
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (a)(b)	621,000	612,420
8.88%, 11/15/31 (a)(b)	1,082,000	1,112,048
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (a)(b)	559,000	536,018
Spirit AeroSystems, Inc.
3.85%, 06/15/26 (b)	403,000	397,251
4.60%, 06/15/28 (b)	462,000	450,814
9.38%, 11/30/29 (a)(b)	1,053,000	1,122,553
9.75%, 11/15/30 (a)(b)	794,000	877,779
SPX FLOW, Inc.
8.75%, 04/01/30 (a)(b)	504,000	519,197
Standard Building Solutions, Inc.
6.50%, 08/15/32 (a)(b)	654,000	664,629
Standard Industries, Inc.
5.00%, 02/15/27 (a)(b)	597,000	593,307
4.75%, 01/15/28 (a)(b)	959,000	942,280
4.38%, 07/15/30 (a)(b)	1,605,000	1,507,464
3.38%, 01/15/31 (a)(b)	802,000	710,271
Terex Corp.
5.00%, 05/15/29 (a)(b)	566,000	545,765
6.25%, 10/15/32 (a)(b)	687,000	676,138
Titan International, Inc.
7.00%, 04/30/28 (b)	484,000	475,689
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)(b)	1,045,000	1,035,759
TransDigm, Inc.
5.50%, 11/15/27 (b)	1,213,000	1,212,809
6.75%, 08/15/28 (a)(b)	1,728,000	1,760,144
4.63%, 01/15/29 (b)	1,441,000	1,396,667
6.38%, 03/01/29 (a)(b)	1,873,000	1,905,866
4.88%, 05/01/29 (b)	1,001,000	969,890
6.88%, 12/15/30 (a)(b)	1,278,000	1,318,823
7.13%, 12/01/31 (a)(b)	958,000	992,202
6.63%, 03/01/32 (a)(b)	1,611,000	1,647,658
6.00%, 01/15/33 (a)(b)	1,240,000	1,227,888
6.38%, 05/31/33 (a)(b)	2,250,000	2,228,627
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)(b)	486,000	508,797
TriMas Corp.
4.13%, 04/15/29 (a)(b)	358,000	337,275
Trinity Industries, Inc.
7.75%, 07/15/28 (a)(b)	513,000	533,415

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Triumph Group, Inc.
9.00%, 03/15/28 (a)(b)	568,000	595,519
Trivium Packaging Finance BV
8.25%, 07/15/30 (a)(b)	500,000	519,182
12.25%, 01/15/31 (a)(b)	500,000	526,149
United Rentals North America, Inc.
5.50%, 05/15/27 (b)	589,000	589,651
3.88%, 11/15/27 (b)	719,000	703,244
4.88%, 01/15/28 (b)	1,311,000	1,297,909
5.25%, 01/15/30 (b)	727,000	723,026
4.00%, 07/15/30 (b)	583,000	547,729
3.88%, 02/15/31 (b)	756,000	698,171
3.75%, 01/15/32 (b)	683,000	613,646
6.13%, 03/15/34 (a)(b)	832,000	844,363
Velocity Vehicle Group LLC
8.00%, 06/01/29 (a)(b)	422,000	406,193
Vertiv Group Corp.
4.13%, 11/15/28 (a)(b)	804,000	779,505
Waste Pro USA, Inc.
7.00%, 02/01/33 (a)(b)	550,000	565,306
Werner FinCo LP/Werner FinCo, Inc.
11.50%, 06/15/28 (a)(b)	529,000	575,949
WESCO Distribution, Inc.
7.25%, 06/15/28 (a)(b)	724,000	733,010
6.38%, 03/15/29 (a)(b)	584,000	596,849
6.63%, 03/15/32 (a)(b)	457,000	468,416
6.38%, 03/15/33 (a)(b)	1,054,000	1,074,345
White Cap Buyer LLC
6.88%, 10/15/28 (a)(b)	646,000	633,809
Wilsonart LLC
11.00%, 08/15/32 (b)	418,000	368,176
Wrangler Holdco Corp.
6.63%, 04/01/32 (a)(b)	301,000	310,638
		121,347,066
Communications 14.5%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28 (a)(b)	497,000	380,054
Africell Holding Ltd.
10.50%, 10/23/29 (a)(b)	218,000	211,451
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.50%, 02/15/28 (a)(b)	406,000	148,190
Altice Financing SA
9.63%, 07/15/27 (a)(b)	336,000	295,359
5.00%, 01/15/28 (a)(b)(e)	749,000	587,150
5.75%, 08/15/29 (a)(b)	1,655,000	1,266,353
AMC Networks, Inc.
10.25%, 01/15/29 (a)(b)	955,000	1,013,260
4.25%, 02/15/29 (b)	857,000	656,453
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/30 (a)(b)	386,000	387,240
Banijay Entertainment SAS
8.13%, 05/01/29 (a)(b)	365,000	379,108
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55 (b)(d)	750,000	756,723
7.00%, 09/15/55 (b)(d)	920,000	924,785
Block Communications, Inc.
4.88%, 03/01/28 (a)(b)	367,000	347,373
British Telecommunications PLC
4.25%, 11/23/81 (a)(b)(d)	443,000	431,253
4.88%, 11/23/81 (a)(b)(d)	432,000	393,338
Cable One, Inc.
4.00%, 11/15/30 (a)(b)(e)	553,000	428,762
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cablevision Lightpath LLC
3.88%, 09/15/27 (a)(b)	986,000	947,918
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (a)(b)	2,072,000	2,051,919
5.00%, 02/01/28 (a)(b)	2,197,000	2,156,249
5.38%, 06/01/29 (a)(b)	1,215,000	1,198,975
6.38%, 09/01/29 (a)(b)	1,581,000	1,603,431
4.75%, 03/01/30 (a)(b)	2,074,000	1,981,176
4.50%, 08/15/30 (a)(b)	1,576,000	1,478,809
4.25%, 02/01/31 (a)(b)	2,232,000	2,045,799
7.38%, 03/01/31 (a)(b)	939,000	972,452
4.75%, 02/01/32 (a)(b)	1,335,000	1,236,712
4.50%, 05/01/32 (b)	2,655,000	2,418,356
4.50%, 06/01/33 (a)(b)	1,733,000	1,542,591
4.25%, 01/15/34 (a)(b)	1,760,000	1,520,522
Cimpress PLC
7.38%, 09/15/32 (a)(b)	624,000	582,422
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)(b)	986,000	965,203
7.75%, 04/15/28 (a)(b)	909,000	831,408
9.00%, 09/15/28 (a)(b)	665,000	696,982
7.50%, 06/01/29 (a)(b)(e)	883,000	781,451
7.88%, 04/01/30 (a)(b)	426,000	431,954
CMG Media Corp.
8.88%, 06/18/29 (a)(b)	542,000	499,995
Cogent Communications Group LLC
7.00%, 06/15/27 (a)(b)	401,000	403,449
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/27 (a)(b)	414,000	416,879
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/29 (a)(b)	1,595,000	1,522,204
Consolidated Communications, Inc.
5.00%, 10/01/28 (a)(b)	614,000	620,693
6.50%, 10/01/28 (a)(b)	291,000	297,639
CSC Holdings LLC
5.50%, 04/15/27 (a)(b)	1,376,000	1,304,392
5.38%, 02/01/28 (a)(b)	664,000	606,174
7.50%, 04/01/28 (a)(b)	915,000	705,695
11.25%, 05/15/28 (a)(b)	576,000	570,437
11.75%, 01/31/29 (a)(b)	1,808,000	1,696,033
6.50%, 02/01/29 (a)(b)	1,403,000	1,120,674
5.75%, 01/15/30 (a)(b)	1,429,000	722,550
4.13%, 12/01/30 (a)(b)	945,000	649,328
4.63%, 12/01/30 (a)(b)	1,689,000	778,384
3.38%, 02/15/31 (a)(b)	1,170,000	767,356
4.50%, 11/15/31 (a)(b)	1,182,000	800,127
5.00%, 11/15/31 (a)(b)	570,000	259,755
Cumulus Media New Holdings, Inc.
8.00%, 07/01/29 (a)(b)	280,000	77,700
Deluxe Corp.
8.00%, 06/01/29 (a)(b)	633,000	588,063
8.13%, 09/15/29 (a)(b)	217,000	219,646
Directv Financing LLC
8.88%, 02/01/30 (a)(b)	722,000	711,895
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27 (a)(b)	2,545,000	2,506,898
10.00%, 02/15/31 (a)(b)	1,790,000	1,743,500
DISH DBS Corp.
7.75%, 07/01/26 (e)	1,978,000	1,702,285
5.25%, 12/01/26 (a)(b)	1,539,000	1,423,515
7.38%, 07/01/28 (b)	1,116,000	767,494
5.75%, 12/01/28 (a)(b)	1,851,000	1,569,929
5.13%, 06/01/29	1,388,000	913,763
DISH Network Corp.
11.75%, 11/15/27 (a)(b)	2,145,000	2,214,457

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EchoStar Corp.
10.75%, 11/30/29 (b)	3,729,000	3,749,789
Embarq LLC
8.00%, 06/01/36	1,003,000	473,471
Fibercop SpA
6.38%, 11/15/33 (a)(b)	376,000	364,720
6.00%, 09/30/34 (a)(b)	536,000	504,585
7.20%, 07/18/36 (a)(b)	474,000	458,595
7.72%, 06/04/38 (a)(b)	525,000	525,065
Frontier Communications Holdings LLC
5.88%, 10/15/27 (a)(b)	700,000	702,262
5.00%, 05/01/28 (a)(b)	1,243,000	1,241,241
6.75%, 05/01/29 (a)(b)	539,000	546,830
5.88%, 11/01/29 (b)	1,196,000	1,209,508
6.00%, 01/15/30 (a)(b)	859,000	871,029
8.75%, 05/15/30 (a)(b)	916,000	963,446
8.63%, 03/15/31 (a)(b)	926,000	986,470
Frontier Florida LLC
6.86%, 02/01/28	351,000	361,790
GCI LLC
4.75%, 10/15/28 (a)(b)	392,000	369,037
Getty Images, Inc.
9.75%, 03/01/27 (a)(b)	408,000	400,691
11.25%, 02/21/30 (a)(b)	450,000	447,043
Graham Holdings Co.
5.75%, 06/01/26 (a)(b)	193,000	192,922
Gray Media, Inc.
7.00%, 05/15/27 (a)(b)	432,000	429,369
10.50%, 07/15/29 (a)(b)	817,000	869,579
4.75%, 10/15/30 (a)(b)	736,000	534,520
5.38%, 11/15/31 (a)(b)	920,000	657,680
HTA Group Ltd.
7.50%, 06/04/29 (a)(b)	500,000	510,510
Hughes Satellite Systems Corp.
5.25%, 08/01/26 (e)	1,141,000	1,029,598
6.63%, 08/01/26 (e)	739,000	518,597
iHeartCommunications, Inc.
9.13%, 05/01/29 (a)(b)(e)	562,450	467,528
10.88%, 05/01/30 (a)(b)	685,400	336,922
7.75%, 08/15/30 (a)(b)	530,900	410,851
Iliad Holding SASU
7.00%, 10/15/28 (a)(b)	964,000	980,147
8.50%, 04/15/31 (a)(b)	638,000	673,861
7.00%, 04/15/32 (a)(b)	616,000	620,730
Intelsat Jackson Holdings SA
6.50%, 03/15/30 (a)(b)	2,705,000	2,666,829
Lamar Media Corp.
3.75%, 02/15/28 (b)	402,000	389,202
4.88%, 01/15/29 (b)	554,000	544,376
4.00%, 02/15/30 (b)	402,000	379,234
3.63%, 01/15/31 (b)	602,000	547,339
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)(b)	974,000	706,570
5.13%, 07/15/29 (a)(b)	703,000	454,314
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)(b)(e)	273,000	227,955
10.50%, 04/15/29 (a)(b)	642,000	723,855
4.88%, 06/15/29 (a)(b)(e)	494,000	451,137
3.75%, 07/15/29 (a)(b)	309,000	255,132
11.00%, 11/15/29 (a)(b)	879,000	998,250
4.50%, 04/01/30 (a)(b)	762,000	673,966
10.50%, 05/15/30 (a)(b)	744,000	815,610
3.88%, 10/15/30 (a)(b)(e)	498,000	422,055
10.75%, 12/15/30 (a)(b)	426,000	481,380
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/15/31 (a)(b)	620,000	516,150
10.00%, 10/15/32 (b)	253,040	255,107
Lumen Technologies, Inc.
4.50%, 01/15/29 (a)(b)	414,000	366,794
4.13%, 04/15/29 (a)(b)	426,000	415,882
4.13%, 04/15/30 (a)(b)	593,000	578,916
10.00%, 10/15/32 (a)(b)	364,900	374,698
7.60%, 09/15/39	339,000	287,302
7.65%, 03/15/42	265,000	218,965
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (a)(b)	788,000	778,925
8.00%, 08/01/29 (a)(b)	652,000	654,176
7.38%, 09/01/31 (a)(b)	410,000	422,128
Midcontinent Communications
8.00%, 08/15/32 (a)(b)	683,000	707,212
Millennium Escrow Corp.
6.63%, 08/01/26 (a)(b)	735,000	605,775
Millicom International Cellular SA
5.13%, 01/15/28 (a)(b)	618,300	607,757
7.38%, 04/02/32 (a)(b)	600,000	608,119
Nexstar Media, Inc.
5.63%, 07/15/27 (a)(b)	832,000	829,193
4.75%, 11/01/28 (a)(b)(e)	1,362,000	1,311,283
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (a)(b)	685,000	676,591
4.25%, 01/15/29 (a)(b)	589,000	557,524
4.63%, 03/15/30 (a)(b)	510,000	478,921
7.38%, 02/15/31 (a)(b)	342,000	361,384
Paramount Global
6.25%, 02/28/57 (b)(d)	593,000	559,731
6.38%, 03/30/62 (b)(d)	675,000	660,293
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/26 (a)(b)	693,000	594,944
6.50%, 09/15/28 (a)(b)(e)	763,000	501,868
ROBLOX Corp.
3.88%, 05/01/30 (a)(b)	1,202,000	1,119,097
Rogers Communications, Inc.
7.00%, 04/15/55 (b)(d)	838,000	844,913
7.13%, 04/15/55 (b)(d)	630,000	631,232
5.25%, 03/15/82 (a)(b)(d)	947,000	927,172
RR Donnelley & Sons Co.
9.50%, 08/01/29 (a)(b)	653,000	655,278
10.88%, 08/01/29 (a)(b)	649,000	631,367
SBA Communications Corp.
3.88%, 02/15/27 (b)	1,102,000	1,081,266
3.13%, 02/01/29 (b)	1,515,000	1,410,619
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)(b)	501,000	428,816
5.38%, 01/15/31 (a)(b)	160,000	110,800
Scripps Escrow, Inc.
5.88%, 07/15/27 (a)(b)	416,000	353,100
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)(b)(e)	757,000	639,665
8.13%, 02/15/33 (a)(b)	522,000	522,715
9.75%, 02/15/33 (a)(b)	622,000	670,205
Sirius XM Radio LLC
3.13%, 09/01/26 (a)(b)	1,155,000	1,129,183
5.00%, 08/01/27 (a)(b)	1,208,000	1,196,254
4.00%, 07/15/28 (a)(b)	1,902,000	1,806,327
5.50%, 07/01/29 (a)(b)	950,000	935,057
4.13%, 07/01/30 (a)(b)	1,268,000	1,153,016
3.88%, 09/01/31 (a)(b)	1,249,000	1,093,136
Snap, Inc.
6.88%, 03/01/33 (a)(b)	1,270,000	1,287,699

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stagwell Global LLC
5.63%, 08/15/29 (a)(b)	887,000	834,736
Starz Capital Holdings LLC
5.50%, 04/15/29 (a)(b)	267,000	216,006
Sunrise FinCo I BV
4.88%, 07/15/31 (a)(b)	736,000	684,002
Sunrise HoldCo IV BV
5.50%, 01/15/28 (a)(b)	765,000	752,622
TEGNA, Inc.
4.63%, 03/15/28 (b)	927,000	902,150
5.00%, 09/15/29 (b)	932,000	888,542
Telecom Italia Capital SA
6.00%, 09/30/34	815,000	799,782
7.20%, 07/18/36	489,000	509,477
7.72%, 06/04/38	487,000	509,081
Telesat Canada/Telesat LLC
5.63%, 12/06/26 (a)(b)	516,000	308,560
4.88%, 06/01/27 (a)(b)	201,000	115,900
6.50%, 10/15/27 (a)(b)	306,000	117,810
U.S. Cellular Corp.
6.70%, 12/15/33	476,000	512,954
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(b)	760,000	693,086
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.50%, 02/15/28 (a)(b)	1,376,000	1,460,629
4.75%, 04/15/28 (a)(b)	458,000	445,790
6.50%, 02/15/29 (a)(b)	821,000	774,822
Univision Communications, Inc.
6.63%, 06/01/27 (a)(b)	1,245,000	1,245,800
8.00%, 08/15/28 (a)(b)	1,478,000	1,480,276
4.50%, 05/01/29 (a)(b)	1,025,000	910,824
7.38%, 06/30/30 (a)(b)	755,000	706,348
8.50%, 07/31/31 (a)(b)	916,000	880,223
Urban One, Inc.
7.38%, 02/01/28 (a)(b)	383,000	191,858
Viasat, Inc.
5.63%, 04/15/27 (a)(b)	862,000	849,555
6.50%, 07/15/28 (a)(b)	558,000	513,589
7.50%, 05/30/31 (a)(b)	693,000	553,765
Virgin Media Finance PLC
5.00%, 07/15/30 (a)(b)	687,000	623,314
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)(b)	1,165,000	1,134,092
4.50%, 08/15/30 (a)(b)	790,000	730,079
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/28 (a)(b)	444,000	433,015
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (a)(b)	1,070,000	969,069
4.75%, 07/15/31 (a)(b)	1,317,000	1,210,473
7.75%, 04/15/32 (a)(b)	580,000	597,905
Vodafone Group PLC
7.00%, 04/04/79 (b)(d)	1,472,000	1,516,351
3.25%, 06/04/81 (b)(d)	437,000	426,499
4.13%, 06/04/81 (b)(d)	662,000	595,767
5.13%, 06/04/81 (b)(d)	942,000	698,700
VZ Secured Financing BV
5.00%, 01/15/32 (a)(b)	1,296,000	1,121,146
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/31 (a)(b)	1,533,000	1,596,583
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)(b)	1,049,000	987,721
6.13%, 03/01/28 (a)(b)	1,134,000	978,920
Zegona Finance PLC
8.63%, 07/15/29 (a)(b)	640,000	684,000
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ziggo Bond Co. BV
5.13%, 02/28/30 (a)(b)	422,000	358,196
Ziggo BV
4.88%, 01/15/30 (a)(b)	761,000	695,388
		161,149,640
Consumer Cyclical 17.9%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28 (a)(b)	1,622,000	1,571,555
4.38%, 01/15/28 (a)(b)	774,000	755,065
3.50%, 02/15/29 (a)(b)	983,000	928,075
6.13%, 06/15/29 (a)(b)	974,000	994,239
4.00%, 10/15/30 (a)(b)	2,024,000	1,863,795
Academy Ltd.
6.00%, 11/15/27 (a)(b)	447,000	448,425
Adams Homes, Inc.
9.25%, 10/15/28 (a)(b)	449,000	452,796
Adient Global Holdings Ltd.
7.00%, 04/15/28 (a)(b)	493,000	504,176
8.25%, 04/15/31 (a)(b)	382,000	390,247
7.50%, 02/15/33 (a)(b)	759,000	753,525
ADT Security Corp.
4.13%, 08/01/29 (a)(b)	703,000	671,306
4.88%, 07/15/32 (a)	674,000	640,716
Advance Auto Parts, Inc.
1.75%, 10/01/27 (b)	343,000	317,186
5.95%, 03/09/28 (b)	400,000	406,976
3.90%, 04/15/30 (b)	535,000	495,439
3.50%, 03/15/32 (b)	137,000	118,992
Affinity Interactive
6.88%, 12/15/27 (a)(b)	541,000	402,888
Allied Universal Holdco LLC
7.88%, 02/15/31 (a)(b)	1,604,000	1,663,411
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75%, 07/15/27 (a)(b)	749,000	755,657
6.00%, 06/01/29 (a)(b)	725,000	686,923
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (a)(b)	1,965,000	1,880,895
Allison Transmission, Inc.
4.75%, 10/01/27 (a)(b)	328,000	322,711
5.88%, 06/01/29 (a)(b)	487,000	489,274
3.75%, 01/30/31 (a)(b)	696,000	632,346
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a)(b)	754,000	589,941
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (b)	507,000	505,001
6.88%, 07/01/28 (b)	383,000	380,077
5.00%, 10/01/29 (b)	448,000	407,699
ANGI Group LLC
3.88%, 08/15/28 (a)(b)	541,000	501,656
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (a)(b)(e)	555,000	507,491
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29 (a)(b)	408,000	336,094
5.25%, 04/15/30 (a)(b)(e)	394,000	306,386
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/54 (b)(d)	417,000	409,461
Arches Buyer, Inc.
4.25%, 06/01/28 (a)(b)	541,000	509,993
6.13%, 12/01/28 (a)(b)	597,000	546,323
Arko Corp.
5.13%, 11/15/29 (a)(b)	417,000	348,327

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (b)	276,000	269,098
4.63%, 11/15/29 (a)(b)	670,000	637,509
4.75%, 03/01/30 (b)	422,000	401,183
5.00%, 02/15/32 (a)(b)	479,000	447,649
ASGN, Inc.
4.63%, 05/15/28 (a)(b)	392,000	378,409
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (a)(b)	719,000	722,617
4.63%, 08/01/29 (a)(b)	477,000	449,933
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (a)(b)	790,000	741,181
At Home Group, Inc.
4.88%, 07/15/28 (a)(b)(h)(i)	143,000	38,252
Bath & Body Works, Inc.
5.25%, 02/01/28	140,000	140,060
7.50%, 06/15/29 (b)	840,000	864,143
6.63%, 10/01/30 (a)(b)	614,000	627,617
6.95%, 03/01/33	332,000	335,285
6.88%, 11/01/35	575,000	580,008
6.75%, 07/01/36	696,000	690,447
Beazer Homes USA, Inc.
5.88%, 10/15/27 (b)	360,000	356,691
7.25%, 10/15/29 (b)	333,000	330,304
7.50%, 03/15/31 (a)(b)	258,000	253,463
Belron U.K. Finance PLC
5.75%, 10/15/29 (a)(b)	900,000	903,933
Benteler International AG
10.50%, 05/15/28 (a)(b)	500,000	525,798
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (a)(b)	393,000	349,000
Boyd Gaming Corp.
4.75%, 12/01/27 (b)	791,000	780,868
4.75%, 06/15/31 (a)(b)	515,000	482,655
Boyne USA, Inc.
4.75%, 05/15/29 (a)(b)	620,000	596,212
Brinker International, Inc.
8.25%, 07/15/30 (a)(b)	313,000	331,413
Brink's Co.
4.63%, 10/15/27 (a)(b)	635,000	626,894
6.50%, 06/15/29 (a)(b)	258,000	263,424
6.75%, 06/15/32 (a)(b)	205,000	210,466
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29 (a)(b)	579,000	518,612
4.88%, 02/15/30 (a)(b)	444,000	386,748
Caesars Entertainment, Inc.
8.13%, 07/01/27 (a)(b)	1,366,000	1,368,860
4.63%, 10/15/29 (a)(b)	972,000	908,471
7.00%, 02/15/30 (a)(b)	1,339,000	1,374,825
6.50%, 02/15/32 (a)(b)	856,000	863,421
6.00%, 10/15/32 (a)(b)	903,000	866,802
Carnival Corp.
5.75%, 03/01/27 (a)(b)	1,305,000	1,309,080
6.00%, 05/01/29 (a)(b)	1,498,000	1,502,885
5.75%, 03/15/30 (a)(b)	950,000	952,813
5.88%, 06/15/31 (a)(b)	850,000	851,041
6.13%, 02/15/33 (a)(b)	1,545,000	1,549,781
Carriage Services, Inc.
4.25%, 05/15/29 (a)(b)	301,000	281,897
Cars.com, Inc.
6.38%, 11/01/28 (a)(b)	368,000	367,968
Century Communities, Inc.
6.75%, 06/01/27 (b)	680,000	680,468
3.88%, 08/15/29 (a)(b)	247,000	224,118
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Champions Financing, Inc.
8.75%, 02/15/29 (a)(b)(e)	519,000	483,907
Churchill Downs, Inc.
5.50%, 04/01/27 (a)(b)	594,000	592,307
4.75%, 01/15/28 (a)(b)	594,000	580,986
5.75%, 04/01/30 (a)(b)	751,000	740,969
6.75%, 05/01/31 (a)(b)	540,000	550,636
Cinemark USA, Inc.
5.25%, 07/15/28 (a)(b)	697,000	688,117
7.00%, 08/01/32 (a)(b)	335,000	344,898
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (a)(b)	271,000	271,226
8.50%, 05/15/27 (a)(b)	144,000	144,892
6.75%, 05/15/28 (a)(b)	847,000	863,607
6.75%, 02/15/30 (a)(b)	659,000	671,689
CoreCivic, Inc.
8.25%, 04/15/29 (b)	308,000	325,750
Cougar JV Subsidiary LLC
8.00%, 05/15/32 (a)(b)	561,000	589,825
Crocs, Inc.
4.25%, 03/15/29 (a)(b)	318,000	300,467
4.13%, 08/15/31 (a)(b)	316,000	280,910
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (a)(b)	524,000	526,601
8.88%, 09/01/31 (a)(b)	318,000	340,351
Dana, Inc.
5.38%, 11/15/27 (b)	243,000	242,379
5.63%, 06/15/28 (b)	353,000	351,603
4.25%, 09/01/30 (b)	378,000	358,765
4.50%, 02/15/32 (b)	439,000	411,003
Dealer Tire LLC/DT Issuer LLC
8.00%, 02/01/28 (a)(b)	530,000	518,394
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29 (a)(b)	568,000	437,261
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)(b)	319,000	328,610
eG Global Finance PLC
12.00%, 11/30/28 (a)(b)	819,000	904,282
Empire Communities Corp.
9.75%, 05/01/29 (a)(b)	372,000	373,860
Empire Resorts, Inc.
7.75%, 11/01/26 (a)(b)	225,000	221,825
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 04/26/28 (a)(b)	469,000	491,315
EZCORP, Inc.
7.38%, 04/01/32 (a)(b)	302,000	314,156
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (a)(b)	751,000	704,857
6.75%, 01/15/30 (a)(b)	821,000	746,260
Foot Locker, Inc.
4.00%, 10/01/29 (a)(b)	412,000	391,919
Forestar Group, Inc.
5.00%, 03/01/28 (a)(b)	266,000	262,019
6.50%, 03/15/33 (a)(b)	480,000	476,458
Forvia SE
8.00%, 06/15/30 (a)(b)	400,000	406,869
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(b)	398,000	381,063
Gap, Inc.
3.63%, 10/01/29 (a)(b)	555,000	507,489
3.88%, 10/01/31 (a)(b)	725,000	645,397
Garda World Security Corp.
4.63%, 02/15/27 (a)(b)	506,000	499,833
7.75%, 02/15/28 (a)(b)	155,000	160,308

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 06/01/29 (a)(b)	405,000	385,552
8.25%, 08/01/32 (a)(b)	715,000	712,553
8.38%, 11/15/32 (a)(b)	800,000	803,269
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/32 (a)(b)	593,000	605,654
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/01/29 (a)(b)	525,000	531,316
GEO Group, Inc.
8.63%, 04/15/29 (b)	444,000	468,998
10.25%, 04/15/31 (b)	599,000	657,137
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (a)(b)	425,000	356,803
11.50%, 08/15/29 (a)(b)	428,000	397,385
8.75%, 01/15/32 (a)(b)	497,000	386,147
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (a)(b)	549,000	546,097
3.50%, 03/01/29 (a)(b)	248,000	231,731
Goodyear Tire & Rubber Co.
5.00%, 05/31/26 (b)	312,000	312,391
4.88%, 03/15/27 (b)	770,000	759,895
5.00%, 07/15/29 (b)	561,000	537,837
6.63%, 07/15/30 (b)	100,000	100,222
5.25%, 04/30/31 (b)	523,000	488,783
5.25%, 07/15/31 (b)(e)	564,000	526,699
5.63%, 04/30/33 (b)	461,000	429,162
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.
7.00%, 08/15/28 (a)(b)	356,000	208,444
Great Canadian Gaming Corp.
8.75%, 11/15/29 (a)(b)	500,000	485,879
Group 1 Automotive, Inc.
4.00%, 08/15/28 (a)(b)	597,000	572,583
6.38%, 01/15/30 (a)(b)	391,000	398,924
GrubHub Holdings, Inc.
5.50%, 07/01/27 (a)(b)(e)	495,000	457,258
Hanesbrands, Inc.
9.00%, 02/15/31 (a)(b)	600,000	634,478
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 (a)(b)	455,000	456,886
5.88%, 04/01/29 (a)(b)	423,000	427,431
3.75%, 05/01/29 (a)(b)	578,000	546,468
4.88%, 01/15/30 (b)	786,000	770,908
4.00%, 05/01/31 (a)(b)	959,000	887,324
3.63%, 02/15/32 (a)(b)	902,000	803,389
6.13%, 04/01/32 (a)(b)	585,000	594,394
5.88%, 03/15/33 (a)(b)	987,000	994,358
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/29 (a)(b)	678,000	636,639
4.88%, 07/01/31 (a)(b)	398,000	357,176
6.63%, 01/15/32 (a)(b)	726,000	725,535
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/27 (b)	602,000	600,462
International Game Technology PLC
6.25%, 01/15/27 (a)(b)	564,000	570,430
5.25%, 01/15/29 (a)(b)	1,008,000	992,234
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)(b)	486,000	460,837
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (a)(b)	715,000	699,261
5.50%, 07/15/29 (a)(b)	476,000	469,571
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)(b)	602,000	597,536
K Hovnanian Enterprises, Inc.
11.75%, 09/30/29 (a)(b)	433,000	466,904
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KB Home
6.88%, 06/15/27 (b)	212,000	217,773
4.80%, 11/15/29 (b)	268,000	261,566
7.25%, 07/15/30 (b)	367,000	377,317
4.00%, 06/15/31 (b)	327,000	296,683
Ken Garff Automotive LLC
4.88%, 09/15/28 (a)(b)	373,000	363,035
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (a)(b)	662,000	660,078
Kohl's Corp.
10.00%, 06/01/30 (a)(b)	300,000	308,370
5.13%, 05/01/31 (b)	458,000	293,612
5.55%, 07/17/45 (b)	388,000	191,218
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)(b)	330,000	304,049
Korn Ferry
4.63%, 12/15/27 (a)(b)	554,000	545,969
Landsea Homes Corp.
8.88%, 04/01/29 (a)(b)	300,000	313,264
LCM Investments Holdings II LLC
4.88%, 05/01/29 (a)(b)	745,000	718,270
8.25%, 08/01/31 (a)(b)	637,000	675,888
Levi Strauss & Co.
3.50%, 03/01/31 (a)(b)	426,000	381,198
LGI Homes, Inc.
8.75%, 12/15/28 (a)(b)	193,000	198,746
4.00%, 07/15/29 (a)(b)(e)	362,000	320,933
7.00%, 11/15/32 (a)(b)	464,000	431,365
Liberty Interactive LLC
8.50%, 07/15/29	254,000	43,866
8.25%, 02/01/30	395,000	67,150
Life Time, Inc.
6.00%, 11/15/31 (a)(b)	208,000	208,603
Light & Wonder International, Inc.
7.00%, 05/15/28 (a)(b)	473,000	473,747
7.25%, 11/15/29 (a)(b)	285,000	293,398
7.50%, 09/01/31 (a)(b)	568,000	587,319
Lindblad Expeditions Holdings, Inc.
9.00%, 05/15/28 (a)(b)	359,000	371,609
Lithia Motors, Inc.
4.63%, 12/15/27 (a)(b)	548,000	540,955
3.88%, 06/01/29 (a)(b)	598,000	563,673
4.38%, 01/15/31 (a)(b)	463,000	434,253
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)(b)	576,000	583,256
4.75%, 10/15/27 (a)(b)	779,000	767,351
3.75%, 01/15/28 (a)(b)	552,000	531,352
M/I Homes, Inc.
4.95%, 02/01/28 (b)	318,000	313,965
3.95%, 02/15/30 (b)	319,000	293,964
Macy's Retail Holdings LLC
5.88%, 04/01/29 (a)(b)	486,000	476,800
5.88%, 03/15/30 (a)(b)	405,000	387,058
6.13%, 03/15/32 (a)(b)	295,000	273,715
4.50%, 12/15/34 (b)	297,000	232,471
5.13%, 01/15/42 (b)	327,000	220,251
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (b)	245,000	237,390
4.50%, 06/15/29 (a)(b)(e)	343,000	322,263
Match Group Holdings II LLC
5.00%, 12/15/27 (a)(b)	546,000	541,377
4.63%, 06/01/28 (a)(b)	400,000	387,938
5.63%, 02/15/29 (a)(b)	257,000	255,472
4.13%, 08/01/30 (a)(b)	471,000	435,045
3.63%, 10/01/31 (a)(b)	316,000	276,599

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mattamy Group Corp.
5.25%, 12/15/27 (a)(b)	446,000	443,854
4.63%, 03/01/30 (a)(b)	392,000	369,311
Matthews International Corp.
8.63%, 10/01/27 (a)(b)	401,000	417,005
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/29 (a)(b)	533,000	507,111
Merlin Entertainments Group U.S. Holdings, Inc.
7.38%, 02/15/31 (a)(b)	253,000	231,025
MGM Resorts International
4.63%, 09/01/26 (b)	462,000	460,349
5.50%, 04/15/27 (b)	369,000	370,545
4.75%, 10/15/28 (b)	634,000	620,522
6.13%, 09/15/29 (b)	237,000	238,278
6.50%, 04/15/32 (b)	858,000	856,865
Michaels Cos., Inc.
5.25%, 05/01/28 (a)(b)	757,000	519,827
7.88%, 05/01/29 (a)(b)	762,000	371,475
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (a)(b)	491,000	470,789
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30 (a)(b)	725,000	738,317
11.88%, 04/15/31 (a)(b)	549,000	570,198
Motion Bondco DAC
6.63%, 11/15/27 (a)(b)	620,000	586,438
Motion Finco SARL
8.38%, 02/15/32 (a)(b)	417,000	385,783
Murphy Oil USA, Inc.
4.75%, 09/15/29 (b)	278,000	269,455
3.75%, 02/15/31 (a)(b)	757,000	686,772
NCL Corp. Ltd.
5.88%, 02/15/27 (a)(b)	375,000	375,322
8.13%, 01/15/29 (a)(b)	519,000	546,780
7.75%, 02/15/29 (a)(b)	399,000	419,762
6.25%, 03/01/30 (a)(b)	793,000	785,072
6.75%, 02/01/32 (a)(b)	1,300,000	1,301,054
NCL Finance Ltd.
6.13%, 03/15/28 (a)(b)	318,000	320,222
New Flyer Holdings, Inc.
9.25%, 07/01/30 (a)(b)	100,000	102,750
New Home Co., Inc.
9.25%, 10/01/29 (a)(b)	334,000	345,358
Newmark Group, Inc.
7.50%, 01/12/29 (b)	293,000	308,322
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26 (a)	551,000	558,175
1.85%, 09/16/26 (a)(b)	422,000	401,932
5.30%, 09/13/27 (a)	334,000	327,732
2.75%, 03/09/28 (a)(b)	780,000	714,682
2.45%, 09/15/28 (a)(b)	416,000	368,956
7.05%, 09/15/28 (a)(b)	610,000	619,956
5.55%, 09/13/29 (a)(b)	364,000	350,623
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (a)(b)	1,608,000	1,552,876
4.81%, 09/17/30 (a)(b)	1,984,000	1,828,316
Nordstrom, Inc.
4.00%, 03/15/27 (b)	262,000	253,279
6.95%, 03/15/28	254,000	257,027
4.38%, 04/01/30 (b)	464,000	423,279
4.25%, 08/01/31 (b)	422,000	369,430
5.00%, 01/15/44 (b)	846,000	600,170
Odeon Finco PLC
12.75%, 11/01/27 (a)(b)	383,000	396,695
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/30 (a)(b)	395,000	390,714
OT Midco Ltd.
10.00%, 02/15/30 (a)(b)	500,000	417,789
Papa John's International, Inc.
3.88%, 09/15/29 (a)(b)	676,000	631,165
Parkland Corp.
5.88%, 07/15/27 (a)(b)	798,000	796,581
4.50%, 10/01/29 (a)(b)	292,000	276,000
4.63%, 05/01/30 (a)(b)	750,000	705,201
6.63%, 08/15/32 (a)(b)	284,000	284,813
Penn Entertainment, Inc.
5.63%, 01/15/27 (a)(b)	468,000	462,346
4.13%, 07/01/29 (a)(b)	293,000	261,997
Penske Automotive Group, Inc.
3.75%, 06/15/29 (a)(b)	531,000	498,195
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (a)(b)	931,000	899,524
7.75%, 02/15/29 (a)(b)	747,000	728,076
Phinia, Inc.
6.75%, 04/15/29 (a)(b)	313,000	320,312
6.63%, 10/15/32 (a)(b)	457,000	454,734
PM General Purchaser LLC
9.50%, 10/01/28 (a)(b)	566,000	366,626
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (a)(b)	664,000	440,730
5.88%, 09/01/31 (a)(b)	463,000	276,064
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/27 (a)(b)	820,000	787,943
6.25%, 01/15/28 (a)(b)	1,067,000	1,066,815
QVC, Inc.
6.88%, 04/15/29 (b)	582,000	261,900
5.45%, 08/15/34 (b)	338,000	138,580
5.95%, 03/15/43	235,000	94,000
Raising Cane's Restaurants LLC
9.38%, 05/01/29 (a)(b)	287,000	304,927
Rakuten Group, Inc.
11.25%, 02/15/27 (a)	1,153,000	1,245,496
9.75%, 04/15/29 (a)	1,374,000	1,473,809
8.13%, 12/15/29 (a)(b)(d)(j)	836,000	805,985
6.25%, 04/22/31 (a)(b)(d)(j)	767,000	696,255
Raven Acquisition Holdings LLC
6.88%, 11/15/31 (a)(b)	943,000	941,078
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 (a)(b)	525,000	410,083
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29 (a)(b)	725,000	636,222
8.45%, 07/27/30 (a)(b)	400,000	393,929
4.63%, 04/06/31 (a)(b)	400,000	323,307
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.63%, 02/01/33 (a)(b)	500,000	493,574
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	159,000	167,447
3.70%, 03/15/28 (b)	649,000	626,646
S&S Holdings LLC
8.38%, 10/01/31 (a)(b)	615,000	587,481
Saks Global Enterprises LLC
11.00%, 12/15/29 (a)(b)	1,700,000	769,250
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/32 (b)	372,000	378,328
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (a)(b)	657,000	623,320
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (a)(b)	542,000	521,332

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Service Corp. International
4.63%, 12/15/27 (b)	340,000	335,064
5.13%, 06/01/29 (b)	863,000	854,578
3.38%, 08/15/30 (b)	420,000	381,474
4.00%, 05/15/31 (b)	692,000	638,299
5.75%, 10/15/32 (b)	686,000	682,562
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (b)	408,000	397,045
4.75%, 04/01/29 (b)	277,000	265,616
Signal Parent, Inc.
6.13%, 04/01/29 (a)(b)	353,000	144,730
Six Flags Entertainment Corp.
5.50%, 04/15/27 (a)(b)	644,000	644,458
7.25%, 05/15/31 (a)(b)	505,000	516,332
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.63%, 05/01/32 (a)(b)	512,000	522,308
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.38%, 04/15/27 (b)	383,000	383,098
6.50%, 10/01/28 (b)	400,000	403,601
5.25%, 07/15/29 (b)	395,000	383,769
Sonic Automotive, Inc.
4.63%, 11/15/29 (a)(b)	476,000	455,106
4.88%, 11/15/31 (a)(b)	466,000	434,622
Sotheby's
7.38%, 10/15/27 (a)(b)	651,000	644,299
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/29 (a)(b)	305,000	264,559
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/27 (a)(b)	552,000	542,710
Staples, Inc.
10.75%, 09/01/29 (a)(b)	1,729,000	1,573,877
12.75%, 01/15/30 (a)(b)	697,800	452,672
Station Casinos LLC
4.50%, 02/15/28 (a)(b)	501,000	486,209
4.63%, 12/01/31 (a)(b)	539,000	493,754
6.63%, 03/15/32 (a)(b)	401,000	401,800
STL Holding Co. LLC
8.75%, 02/15/29 (a)(b)	301,000	315,563
StoneMor, Inc.
8.50%, 05/15/29 (a)(b)	359,000	331,263
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (a)(b)	471,000	475,097
5.75%, 01/15/28 (a)(b)	344,000	346,250
5.13%, 08/01/30 (a)(b)	354,000	345,400
Tenneco, Inc.
8.00%, 11/17/28 (a)(b)	1,244,000	1,225,839
TKC Holdings, Inc.
6.88%, 05/15/28 (a)(b)	477,000	474,978
10.50%, 05/15/29 (a)(b)(e)	508,000	522,875
Travel & Leisure Co.
6.63%, 07/31/26 (a)(b)	295,000	298,228
6.00%, 04/01/27 (b)	414,000	417,236
4.50%, 12/01/29 (a)(b)	610,000	580,078
4.63%, 03/01/30 (a)(b)	384,000	362,991
Tri Pointe Homes, Inc.
5.70%, 06/15/28 (b)	432,000	430,916
TriNet Group, Inc.
3.50%, 03/01/29 (a)(b)	473,000	437,552
7.13%, 08/15/31 (a)(b)	325,000	335,286
Under Armour, Inc.
3.25%, 06/15/26 (b)	400,000	391,452
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Universal Entertainment Corp.
9.88%, 08/01/29 (a)(b)(e)	200,000	194,862
Upbound Group, Inc.
6.38%, 02/15/29 (a)(b)	410,000	392,810
Vail Resorts, Inc.
6.50%, 05/15/32 (a)(b)	468,000	479,711
Valvoline, Inc.
3.63%, 06/15/31 (a)(b)	455,000	404,163
VF Corp.
2.80%, 04/23/27 (b)	409,000	384,873
2.95%, 04/23/30 (b)	772,000	645,110
6.00%, 10/15/33	392,000	351,828
Victoria's Secret & Co.
4.63%, 07/15/29 (a)(b)	536,000	489,162
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/29 (a)(b)	178,000	181,964
Viking Cruises Ltd.
5.88%, 09/15/27 (a)(b)	819,000	819,103
7.00%, 02/15/29 (a)(b)	475,000	478,652
9.13%, 07/15/31 (a)(b)	498,000	535,001
Viking Ocean Cruises Ship VII Ltd.
5.63%, 02/15/29 (a)(b)	60,000	59,338
VOC Escrow Ltd.
5.00%, 02/15/28 (a)(b)	664,000	655,372
Voyager Parent LLC
9.25%, 07/01/32 (a)(b)	1,525,000	1,576,505
VT Topco, Inc.
8.50%, 08/15/30 (a)(b)	485,000	514,581
Wabash National Corp.
4.50%, 10/15/28 (a)(b)	393,000	335,877
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (b)	1,043,000	1,020,599
8.13%, 08/15/29 (b)	631,000	661,619
3.20%, 04/15/30 (b)	671,000	639,435
4.50%, 11/18/34 (b)	351,000	334,148
4.80%, 11/18/44 (b)	319,000	294,876
4.65%, 06/01/46 (b)	500,000	451,545
4.10%, 04/15/50 (b)	504,000	428,654
Wand NewCo 3, Inc.
7.63%, 01/30/32 (a)(b)	531,000	552,767
Wayfair LLC
7.25%, 10/31/29 (a)(b)	564,000	550,708
7.75%, 09/15/30 (a)(b)	729,000	716,061
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28 (a)(b)	343,000	329,960
William Carter Co.
5.63%, 03/15/27 (a)(b)	458,000	455,260
Wolverine World Wide, Inc.
4.00%, 08/15/29 (a)(b)	478,000	418,848
WW International, Inc.
4.50%, 04/15/29 (a)(b)(i)(k)	409,000	130,880
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)(b)	277,000	268,228
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (a)(b)	578,000	575,750
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (a)(b)	471,000	459,623
7.13%, 02/15/31 (a)(b)	690,000	724,143
6.25%, 03/15/33 (a)(b)	742,000	734,333
Yum! Brands, Inc.
4.75%, 01/15/30 (a)(b)	626,000	612,796
3.63%, 03/15/31 (b)	592,000	538,929
4.63%, 01/31/32 (b)	857,000	813,653

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 04/01/32 (b)	949,000	939,057
6.88%, 11/15/37	532,000	564,310
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)(b)	452,000	448,352
7.13%, 04/14/30 (a)(b)	440,000	424,612
6.75%, 04/23/30 (a)(b)	690,000	655,973
6.88%, 04/23/32 (a)(b)	616,000	565,565
ZipRecruiter, Inc.
5.00%, 01/15/30 (a)(b)	592,000	511,153
		198,818,104
Consumer Non-Cyclical 11.3%
1261229 BC Ltd.
10.00%, 04/15/32 (a)(b)	3,856,000	3,819,915
180 Medical, Inc.
3.88%, 10/15/29 (a)(b)	424,000	404,316
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (a)(b)	409,000	403,692
5.00%, 04/15/29 (a)(b)	395,000	378,430
7.38%, 03/15/33 (a)(b)	459,000	468,269
ACCO Brands Corp.
4.25%, 03/15/29 (a)(b)	512,000	452,927
Acushnet Co.
7.38%, 10/15/28 (a)(b)	346,000	358,867
AdaptHealth LLC
6.13%, 08/01/28 (a)(b)	384,000	380,329
4.63%, 08/01/29 (a)(b)	570,000	526,945
5.13%, 03/01/30 (a)(b)	436,000	403,305
AHP Health Partners, Inc.
5.75%, 07/15/29 (a)(b)	326,000	312,569
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (a)(b)	630,000	624,263
5.88%, 02/15/28 (a)(b)	630,000	629,904
6.50%, 02/15/28 (a)(b)	561,000	572,762
3.50%, 03/15/29 (a)(b)	989,000	930,218
4.88%, 02/15/30 (a)(b)	996,000	969,886
6.25%, 03/15/33 (a)(b)	725,000	736,779
Amer Sports Co.
6.75%, 02/16/31 (a)(b)	467,000	485,932
AMN Healthcare, Inc.
4.63%, 10/01/27 (a)(b)	428,000	414,424
4.00%, 04/15/29 (a)(b)	352,000	323,719
Aragvi Finance International DAC
11.13%, 11/20/29 (a)(b)	508,000	503,206
Aramark Services, Inc.
5.00%, 02/01/28 (a)(b)	941,000	931,941
Avantor Funding, Inc.
4.63%, 07/15/28 (a)(b)	1,222,000	1,191,747
3.88%, 11/01/29 (a)(b)	652,000	608,619
B&G Foods, Inc.
5.25%, 09/15/27 (b)	453,000	397,720
8.00%, 09/15/28 (a)(b)	761,000	718,150
Bausch & Lomb Corp.
8.38%, 10/01/28 (a)(b)	1,289,000	1,334,257
Bausch Health Americas, Inc.
8.50%, 01/31/27 (a)(b)(e)	402,000	379,209
Bausch Health Cos., Inc.
5.00%, 01/30/28 (a)(b)(e)	314,000	248,908
4.88%, 06/01/28 (a)(b)	1,322,000	1,080,173
11.00%, 09/30/28 (a)	1,564,000	1,501,909
5.00%, 02/15/29 (a)(b)(e)	454,000	290,521
6.25%, 02/15/29 (a)(b)(e)	430,000	281,133
7.25%, 05/30/29 (a)(b)(e)	327,000	217,928
5.25%, 01/30/30 (a)(b)(e)	572,000	325,145
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
14.00%, 10/15/30 (a)(b)	251,000	218,364
5.25%, 02/15/31 (a)(b)	379,000	203,083
BellRing Brands, Inc.
7.00%, 03/15/30 (a)(b)	446,000	463,873
C&S Group Enterprises LLC
5.00%, 12/15/28 (a)(b)	331,000	282,598
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.50%, 10/15/29 (a)(b)	669,000	556,106
Central Garden & Pet Co.
5.13%, 02/01/28 (b)	428,000	428,351
4.13%, 10/15/30 (b)	407,000	376,927
4.13%, 04/30/31 (a)(b)	312,000	284,825
Champ Acquisition Corp.
8.38%, 12/01/31 (a)(b)	226,000	237,861
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (a)(b)	548,000	526,698
3.75%, 03/15/29 (a)(b)	405,000	376,272
4.00%, 03/15/31 (a)(b)	405,000	363,459
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/28 (a)(b)	511,000	487,248
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (a)(b)	396,000	386,083
7.63%, 07/01/29 (a)(b)	693,000	727,522
CHS/Community Health Systems, Inc.
5.63%, 03/15/27 (a)(b)	1,533,000	1,511,525
6.00%, 01/15/29 (a)(b)	1,194,000	1,148,123
6.88%, 04/15/29 (a)(b)	984,000	823,269
6.13%, 04/01/30 (a)(b)	981,000	758,773
5.25%, 05/15/30 (a)(b)	1,237,000	1,115,033
4.75%, 02/15/31 (a)(b)	819,000	701,723
10.88%, 01/15/32 (a)(b)	1,784,000	1,903,740
Concentra Health Services, Inc.
6.88%, 07/15/32 (a)(b)	674,000	694,272
CVS Health Corp.
6.75%, 12/10/54 (b)(d)	755,000	736,798
7.00%, 03/10/55 (b)(d)	1,450,000	1,464,162
Darling Ingredients, Inc.
5.25%, 04/15/27 (a)(b)	520,000	516,735
6.00%, 06/15/30 (a)(b)	569,000	570,379
DaVita, Inc.
4.63%, 06/01/30 (a)(b)	1,570,000	1,468,053
3.75%, 02/15/31 (a)(b)	1,398,000	1,239,153
6.88%, 09/01/32 (a)(b)	775,000	787,785
6.75%, 07/15/33 (b)	1,000,000	1,011,012
Edgewell Personal Care Co.
5.50%, 06/01/28 (a)(b)	735,000	723,170
4.13%, 04/01/29 (a)(b)	444,000	415,790
Elanco Animal Health, Inc.
6.65%, 08/28/28 (b)	673,000	693,224
Embecta Corp.
5.00%, 02/15/30 (a)(b)	443,000	394,405
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (a)(b)	465,000	352,647
Encompass Health Corp.
4.50%, 02/01/28 (b)	645,000	635,720
4.75%, 02/01/30 (b)	597,000	582,502
4.63%, 04/01/31 (b)	338,000	322,526
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a)(b)	546,000	565,837
Energizer Holdings, Inc.
6.50%, 12/31/27 (a)(b)	486,000	489,606
4.75%, 06/15/28 (a)(b)	312,000	301,155
4.38%, 03/31/29 (a)(b)	453,000	426,037

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fiesta Purchaser, Inc.
7.88%, 03/01/31 (a)(b)	510,000	535,745
9.63%, 09/15/32 (a)(b)	296,000	310,392
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(b)(e)	505,000	421,604
Grifols SA
4.75%, 10/15/28 (a)(b)	654,000	622,572
HAH Group Holding Co. LLC
9.75%, 10/01/31 (a)(b)	561,000	559,116
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/28 (a)(b)	662,000	700,411
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 04/15/29 (a)(b)	766,000	832,505
4.88%, 06/01/29 (a)(b)	483,000	397,955
Hologic, Inc.
4.63%, 02/01/28 (a)(b)	569,000	562,496
3.25%, 02/15/29 (a)(b)	655,000	626,296
Ingles Markets, Inc.
4.00%, 06/15/31 (a)(b)	391,000	358,510
Insulet Corp.
6.50%, 04/01/33 (a)(b)	382,000	393,105
IQVIA, Inc.
5.00%, 10/15/26 (a)(b)	729,000	727,144
5.00%, 05/15/27 (a)(b)	762,000	757,859
6.50%, 05/15/30 (a)(b)	381,000	389,420
Jazz Securities DAC
4.38%, 01/15/29 (a)(b)	1,224,000	1,174,442
Kedrion SpA
6.50%, 09/01/29 (a)(b)	713,000	687,948
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 02/15/29 (a)(b)	707,000	737,929
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31 (a)(b)	470,000	411,736
10.75%, 06/30/32 (a)(b)	362,000	242,250
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (a)(b)	636,000	628,638
4.13%, 01/31/30 (a)(b)	619,000	584,428
4.38%, 01/31/32 (a)(b)	551,000	508,704
LifePoint Health, Inc.
5.38%, 01/15/29 (a)(b)	479,000	453,122
9.88%, 08/15/30 (a)(b)	600,000	643,582
11.00%, 10/15/30 (a)(b)	844,000	928,899
8.38%, 02/15/32 (a)(b)	650,000	684,717
10.00%, 06/01/32 (a)(b)	567,000	593,836
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)(b)	491,000	372,328
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
14.75%, 11/14/28 (a)(b)	385,641	401,981
Medline Borrower LP
3.88%, 04/01/29 (a)(b)	3,288,000	3,101,345
5.25%, 10/01/29 (a)(b)	2,256,000	2,206,423
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/29 (a)(b)	1,430,000	1,456,904
MPH Acquisition Holdings LLC
5.75%, 12/31/30 (a)(b)	641,000	511,691
Neogen Food Safety Corp.
8.63%, 07/20/30 (a)(b)	467,000	487,317
Newell Brands, Inc.
6.38%, 09/15/27 (b)	423,000	425,175
8.50%, 06/01/28 (a)(b)	800,000	829,639
6.63%, 09/15/29 (b)	329,000	318,657
6.38%, 05/15/30 (b)	704,000	663,129
6.63%, 05/15/32 (b)	510,000	471,846
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 04/01/36 (b)	322,000	296,447
7.00%, 04/01/46 (b)	662,000	539,274
Opal Bidco SAS
6.50%, 03/31/32 (a)(b)	850,000	849,860
Option Care Health, Inc.
4.38%, 10/31/29 (a)(b)	403,000	384,523
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (a)(b)	958,000	900,578
5.13%, 04/30/31 (a)(b)	1,612,000	1,355,637
6.75%, 05/15/34 (a)(b)	716,000	666,999
7.88%, 05/15/34 (a)(b)	600,000	518,221
Owens & Minor, Inc.
4.50%, 03/31/29 (a)(b)(e)	309,000	252,864
6.63%, 04/01/30 (a)(b)	458,000	388,304
10.00%, 04/15/30 (a)(b)	900,000	941,161
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a)(b)	402,000	389,440
Performance Food Group, Inc.
5.50%, 10/15/27 (a)(b)	780,000	777,463
4.25%, 08/01/29 (a)(b)	758,000	723,555
6.13%, 09/15/32 (a)(b)	758,000	765,046
Perrigo Finance Unlimited Co.
4.90%, 06/15/30 (b)	616,000	593,415
6.13%, 09/30/32 (b)	482,000	481,518
4.90%, 12/15/44 (b)	387,000	301,506
Pilgrim's Pride Corp.
4.25%, 04/15/31 (b)	539,000	511,538
3.50%, 03/01/32 (b)	402,000	356,634
6.25%, 07/01/33 (b)	1,055,000	1,096,356
6.88%, 05/15/34 (b)	538,000	580,400
Post Holdings, Inc.
5.50%, 12/15/29 (a)(b)	989,000	977,788
4.63%, 04/15/30 (a)(b)	1,222,000	1,157,718
4.50%, 09/15/31 (a)(b)	778,000	710,033
6.25%, 02/15/32 (a)(b)	624,000	635,210
6.38%, 03/01/33 (a)(b)	1,044,000	1,038,980
6.25%, 10/15/34 (a)(b)	645,000	638,730
Prestige Brands, Inc.
5.13%, 01/15/28 (a)(b)	498,000	495,957
3.75%, 04/01/31 (a)(b)	538,000	488,684
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (a)(b)	1,159,000	1,178,256
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/29 (a)(b)	400,000	400,952
4.38%, 04/30/29 (a)(b)	687,000	660,049
Safeway, Inc.
7.25%, 02/01/31	192,000	200,057
Scotts Miracle-Gro Co.
5.25%, 12/15/26 (b)	693,000	694,579
4.50%, 10/15/29 (b)	209,000	198,969
4.00%, 04/01/31 (b)	343,000	308,414
4.38%, 02/01/32 (b)	252,000	227,134
Select Medical Corp.
6.25%, 12/01/32 (a)(b)	455,000	451,328
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (a)(b)	629,000	586,842
Somnigroup International, Inc.
4.00%, 04/15/29 (a)(b)	615,000	579,873
3.88%, 10/15/31 (a)(b)	574,000	511,609
Sotera Health Holdings LLC
7.38%, 06/01/31 (a)(b)	417,000	433,668
Spectrum Brands, Inc.
3.88%, 03/15/31 (a)(b)	15,000	12,050

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Star Parent, Inc.
9.00%, 10/01/30 (a)(b)	749,000	775,079
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (a)(b)	759,000	758,484
SWF Holdings I Corp.
6.50%, 10/01/29 (a)(b)	389,000	155,650
Teleflex, Inc.
4.63%, 11/15/27 (b)	455,000	448,303
4.25%, 06/01/28 (a)(b)	415,000	401,089
Tenet Healthcare Corp.
6.25%, 02/01/27 (b)	959,000	960,281
5.13%, 11/01/27 (b)	1,612,000	1,602,985
4.63%, 06/15/28 (b)	785,000	770,244
6.13%, 10/01/28 (b)	1,497,000	1,500,178
4.25%, 06/01/29 (b)	1,388,000	1,333,782
4.38%, 01/15/30 (b)	1,270,000	1,214,826
6.13%, 06/15/30 (b)	1,402,000	1,417,490
6.75%, 05/15/31 (a)(b)	902,000	929,671
6.88%, 11/15/31	366,000	384,615
Thor Industries, Inc.
4.00%, 10/15/29 (a)(b)	478,000	442,440
Toledo Hospital
4.98%, 11/15/45 (b)	276,000	211,416
6.02%, 11/15/48	456,000	401,850
TreeHouse Foods, Inc.
4.00%, 09/01/28 (b)	486,000	443,201
Turning Point Brands, Inc.
7.63%, 03/15/32 (a)(b)	200,000	210,803
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 (a)(b)	380,000	386,703
U.S. Foods, Inc.
6.88%, 09/15/28 (a)(b)	539,000	554,891
4.75%, 02/15/29 (a)(b)	450,000	440,401
4.63%, 06/01/30 (a)(b)	551,000	530,354
7.25%, 01/15/32 (a)(b)	339,000	354,721
5.75%, 04/15/33 (a)(b)	437,000	430,402
United Natural Foods, Inc.
6.75%, 10/15/28 (a)(b)	361,000	359,000
Varex Imaging Corp.
7.88%, 10/15/27 (a)(b)	405,000	403,462
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/31 (a)(b)	691,000	653,202
Whirlpool Corp.
4.75%, 02/26/29 (b)	550,000	533,699
2.40%, 05/15/31 (b)	250,000	205,819
5.50%, 03/01/33 (b)	250,000	235,783
5.75%, 03/01/34 (b)	250,000	236,394
		125,547,074
Energy 10.7%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/29 (a)(b)	670,000	687,074
AltaGas Ltd.
7.20%, 10/15/54 (a)(b)(d)	727,000	712,851
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/26 (b)	510,000	516,956
5.75%, 05/20/27 (b)	444,000	434,785
9.38%, 06/01/28 (a)(b)	410,000	414,339
9.50%, 06/01/30 (a)(b)	450,000	454,825
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (a)(b)	386,000	385,905
5.75%, 01/15/28 (a)(b)	594,000	592,081
5.38%, 06/15/29 (a)(b)	853,000	844,853
6.63%, 02/01/32 (a)(b)	453,000	463,047
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/27 (a)(b)	126,000	126,274
6.25%, 04/01/28 (a)(b)	625,000	624,439
6.63%, 09/01/32 (a)(b)	551,000	554,284
Aris Water Holdings LLC
7.25%, 04/01/30 (a)(b)	580,000	583,551
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
9.00%, 11/01/27 (a)(b)	121,000	145,290
8.25%, 12/31/28 (a)(b)	691,000	701,930
5.88%, 06/30/29 (a)(b)	287,000	286,166
6.63%, 10/15/32 (a)(b)	411,000	413,724
Baytex Energy Corp.
8.50%, 04/30/30 (a)(b)	598,000	580,007
7.38%, 03/15/32 (a)(b)	613,000	557,026
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (a)(b)	313,000	314,043
7.00%, 07/15/29 (a)(b)	292,000	301,910
7.25%, 07/15/32 (a)(b)	373,000	387,030
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (a)(b)	989,694	857,689
10.38%, 11/15/30 (a)(b)	550,953	448,206
Bristow Group, Inc.
6.88%, 03/01/28 (a)(b)	405,000	404,173
Buckeye Partners LP
3.95%, 12/01/26 (b)	610,000	598,533
4.50%, 03/01/28 (a)(b)	361,000	352,932
6.88%, 07/01/29 (a)(b)	515,000	529,840
6.75%, 02/01/30 (a)(b)	463,000	478,204
5.85%, 11/15/43 (b)	476,000	402,371
5.60%, 10/15/44 (b)	324,000	266,876
California Resources Corp.
8.25%, 06/15/29 (a)(b)	737,000	739,036
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (a)(b)	324,000	312,915
9.75%, 07/15/28 (a)(b)	330,000	319,648
Chord Energy Corp.
6.75%, 03/15/33 (a)(b)	650,000	646,035
CITGO Petroleum Corp.
6.38%, 06/15/26 (a)(b)	365,000	365,847
Civitas Resources, Inc.
5.00%, 10/15/26 (a)(b)	500,000	491,302
8.38%, 07/01/28 (a)(b)	1,054,000	1,063,228
8.63%, 11/01/30 (a)(b)	806,000	795,567
8.75%, 07/01/31 (a)(b)	1,069,000	1,046,504
9.63%, 06/15/33 (a)(b)	300,000	300,821
CNX Midstream Partners LP
4.75%, 04/15/30 (a)(b)	494,000	458,389
CNX Resources Corp.
6.00%, 01/15/29 (a)(b)	492,000	488,758
7.38%, 01/15/31 (a)(b)	487,000	498,950
7.25%, 03/01/32 (a)(b)	450,000	458,866
Comstock Resources, Inc.
6.75%, 03/01/29 (a)(b)	1,444,000	1,422,899
5.88%, 01/15/30 (a)(b)	751,000	710,855
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (a)(b)	985,000	947,304
7.50%, 12/15/33 (a)(b)	515,000	545,580
Crescent Energy Finance LLC
9.25%, 02/15/28 (a)(b)	787,000	813,278
7.63%, 04/01/32 (a)(b)	877,000	827,538
7.38%, 01/15/33 (a)(b)	798,000	741,279
CVR Energy, Inc.
5.75%, 02/15/28 (a)(b)	401,000	382,093
8.50%, 01/15/29 (a)(b)	500,000	488,539

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28 (a)(b)	395,000	397,973
8.63%, 03/15/29 (a)(b)	629,000	652,042
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/30 (a)(b)	409,000	410,060
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (a)(b)	628,000	644,560
8.75%, 05/01/31 (a)(b)	373,000	407,688
Enerflex Ltd.
9.00%, 10/15/27 (a)(b)	494,000	509,281
Energean PLC
6.50%, 04/30/27 (a)(b)	447,000	438,731
Energy Transfer LP
8.00%, 05/15/54 (b)(d)	514,000	539,252
7.13%, 10/01/54 (b)(d)	388,000	391,353
Excelerate Energy LP
8.00%, 05/15/30 (a)(b)	626,000	648,524
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (a)(b)	691,000	626,179
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/27 (a)(b)	613,000	633,458
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (b)	419,000	422,931
8.25%, 01/15/29 (b)	382,000	395,618
8.88%, 04/15/30 (b)	513,000	539,126
7.88%, 05/15/32 (b)	523,000	530,084
8.00%, 05/15/33 (b)	574,000	582,938
Global Marine, Inc.
7.00%, 06/01/28	298,000	269,690
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27 (b)	430,000	431,339
6.88%, 01/15/29 (b)	289,000	290,420
8.25%, 01/15/32 (a)(b)	291,000	302,741
Gulfport Energy Operating Corp.
6.75%, 09/01/29 (a)(b)	440,000	446,910
Harvest Midstream I LP
7.50%, 09/01/28 (a)(b)	653,000	663,568
7.50%, 05/15/32 (a)(b)	375,000	385,622
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (a)(b)	389,000	403,784
Hess Midstream Operations LP
5.13%, 06/15/28 (a)(b)	444,000	438,423
6.50%, 06/01/29 (a)(b)	712,000	727,321
4.25%, 02/15/30 (a)(b)	797,000	760,299
5.50%, 10/15/30 (a)(b)	502,000	496,664
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/01/28 (a)(b)	427,000	422,125
5.75%, 02/01/29 (a)(b)	472,000	451,309
6.00%, 04/15/30 (a)(b)	418,000	396,935
6.00%, 02/01/31 (a)(b)	464,000	427,826
6.25%, 04/15/32 (a)(b)	408,000	372,148
8.38%, 11/01/33 (a)(b)	426,000	424,343
6.88%, 05/15/34 (a)(b)	646,000	585,892
7.25%, 02/15/35 (a)(b)	743,000	689,140
Howard Midstream Energy Partners LLC
8.88%, 07/15/28 (a)(b)	327,000	342,245
7.38%, 07/15/32 (a)(b)	544,000	563,399
Ithaca Energy North Sea PLC
8.13%, 10/15/29 (a)(b)	345,000	346,777
ITT Holdings LLC
6.50%, 08/01/29 (a)(b)	931,000	869,954
Karoon USA Finance, Inc.
10.50%, 05/14/29 (a)(b)(e)	382,000	382,118
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimmeridge Texas Gas LLC
8.50%, 02/15/30 (a)(b)	490,000	484,752
Kinetik Holdings LP
6.63%, 12/15/28 (a)(b)	882,000	900,110
5.88%, 06/15/30 (a)(b)	557,000	554,083
Kodiak Gas Services LLC
7.25%, 02/15/29 (a)(b)	611,000	626,567
Kraken Oil & Gas Partners LLC
7.63%, 08/15/29 (a)(b)	489,000	463,835
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/01/32 (a)(b)	268,000	265,625
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/28 (a)(b)	308,000	326,528
Matador Resources Co.
6.88%, 04/15/28 (a)(b)	332,000	336,815
6.50%, 04/15/32 (a)(b)	667,000	653,684
6.25%, 04/15/33 (a)(b)	740,000	714,645
MEG Energy Corp.
5.88%, 02/01/29 (a)(b)	468,000	465,909
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (a)(b)	539,000	520,095
Murphy Oil Corp.
6.00%, 10/01/32 (b)	521,000	486,230
5.88%, 12/01/42 (b)	394,000	305,366
Nabors Industries Ltd.
7.50%, 01/15/28 (a)(b)(e)	305,000	255,066
Nabors Industries, Inc.
7.38%, 05/15/27 (a)(b)	611,000	587,152
9.13%, 01/31/30 (a)(b)	545,000	497,071
8.88%, 08/15/31 (a)(b)	486,000	333,015
New Fortress Energy, Inc.
6.50%, 09/30/26 (a)(b)(e)	587,000	352,772
NFE Financing LLC
12.00%, 11/15/29 (a)(b)	2,134,000	917,479
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (a)(b)	706,000	690,850
8.38%, 02/15/32 (a)(b)	1,150,000	1,088,393
Nine Energy Service, Inc.
13.00%, 02/01/28 (b)	248,000	141,579
Noble Finance II LLC
8.00%, 04/15/30 (a)(b)	775,000	772,845
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (a)(b)	399,000	400,956
8.75%, 06/15/31 (a)(b)	537,000	541,952
Northriver Midstream Finance LP
6.75%, 07/15/32 (a)(b)	364,000	367,628
NuStar Logistics LP
6.00%, 06/01/26 (b)	555,000	558,661
5.63%, 04/28/27 (b)	358,000	359,115
6.38%, 10/01/30 (b)	445,000	453,677
Oceaneering International, Inc.
6.00%, 02/01/28 (b)	252,000	248,762
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (b)	598,000	555,722
9.88%, 03/15/30 (a)(b)	669,000	640,202
7.88%, 09/15/30 (a)(b)	500,000	435,144
Permian Resources Operating LLC
8.00%, 04/15/27 (a)(b)	589,000	600,027
5.88%, 07/01/29 (a)(b)	392,000	387,427
9.88%, 07/15/31 (a)(b)	525,000	573,707
7.00%, 01/15/32 (a)(b)	734,000	753,403
6.25%, 02/01/33 (a)(b)	712,000	703,105
Prairie Acquiror LP
9.00%, 08/01/29 (a)(b)	453,000	460,897

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Precision Drilling Corp.
6.88%, 01/15/29 (a)(b)	335,000	322,018
Range Resources Corp.
8.25%, 01/15/29 (b)	335,000	344,349
4.75%, 02/15/30 (a)(b)	464,000	446,289
Rockies Express Pipeline LLC
4.95%, 07/15/29 (a)(b)	425,000	410,781
4.80%, 05/15/30 (a)(b)	530,000	501,017
6.75%, 03/15/33 (a)(b)	375,000	386,699
6.88%, 04/15/40 (a)	636,000	609,687
Saturn Oil & Gas, Inc.
9.63%, 06/15/29 (a)(b)	500,000	458,301
Seadrill Finance Ltd.
8.38%, 08/01/30 (a)(b)	547,000	536,382
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/28 (a)(b)	525,000	541,886
SM Energy Co.
6.75%, 09/15/26 (b)	584,000	583,518
6.63%, 01/15/27 (b)	575,000	576,048
6.50%, 07/15/28 (b)	322,000	320,511
6.75%, 08/01/29 (a)(b)	528,000	517,770
7.00%, 08/01/32 (a)(b)	585,000	562,140
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (a)(b)(d)	395,000	394,272
7.63%, 03/01/55 (a)(b)(d)	477,000	481,928
Star Holding LLC
8.75%, 08/01/31 (a)(b)	289,000	261,105
Strathcona Resources Ltd.
6.88%, 08/01/26 (a)(b)	188,000	188,999
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 03/01/27 (b)	455,000	454,277
5.00%, 06/01/31 (a)(b)	530,000	494,125
Summit Midstream Holdings LLC
8.63%, 10/31/29 (a)(b)	729,000	731,183
Sunoco LP
7.00%, 05/01/29 (a)(b)	484,000	499,821
7.25%, 05/01/32 (a)(b)	616,000	640,880
6.25%, 07/01/33 (a)(b)	779,000	779,617
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27 (b)	574,000	574,052
5.88%, 03/15/28 (b)	702,000	700,806
7.00%, 09/15/28 (a)(b)	519,000	532,352
4.50%, 05/15/29 (b)	202,000	193,663
4.50%, 04/30/30 (b)	741,000	699,911
Superior Plus LP/Superior General Partner, Inc.
4.50%, 03/15/29 (a)(b)	528,000	502,373
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (a)(b)	627,000	626,574
5.50%, 01/15/28 (a)(b)	383,000	380,860
7.38%, 02/15/29 (a)(b)	448,000	456,070
6.00%, 12/31/30 (a)(b)	629,000	603,265
6.00%, 09/01/31 (a)(b)	461,000	439,760
Talos Production, Inc.
9.00%, 02/01/29 (a)(b)	615,000	611,394
9.38%, 02/01/31 (a)(b)	567,000	557,981
TGNR Intermediate Holdings LLC
5.50%, 10/15/29 (a)(b)	542,000	512,307
TGS ASA
8.50%, 01/15/30 (a)(b)	444,000	453,972
TransMontaigne Partners LLC
8.50%, 06/15/30 (a)(b)	443,000	452,598
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)(b)	212,000	212,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transocean Poseidon Ltd.
6.88%, 02/01/27 (a)(b)	468,825	472,185
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)(b)	400,809	407,342
Transocean, Inc.
8.00%, 02/01/27 (a)(b)	538,000	526,416
8.25%, 05/15/29 (a)(b)	732,000	660,770
8.75%, 02/15/30 (a)(b)	460,000	466,695
7.50%, 04/15/31 (e)	335,000	263,675
8.50%, 05/15/31 (a)(b)	729,000	627,174
6.80%, 03/15/38	652,000	445,048
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27 (b)	558,000	558,186
7.13%, 03/15/29 (a)(b)	820,000	833,601
Valaris Ltd.
8.38%, 04/30/30 (a)(b)	896,000	900,262
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (a)(b)	951,000	884,597
6.25%, 01/15/30 (a)(b)	781,000	792,245
4.13%, 08/15/31 (a)(b)	811,000	734,311
3.88%, 11/01/33 (a)(b)	1,125,000	961,948
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)(b)	1,890,000	1,935,615
9.50%, 02/01/29 (a)(b)	2,337,000	2,500,055
7.00%, 01/15/30 (a)(b)	1,376,000	1,371,025
8.38%, 06/01/31 (a)(b)	1,722,000	1,749,366
9.88%, 02/01/32 (a)(b)	1,867,000	1,987,367
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33 (a)(b)	1,211,000	1,265,904
7.75%, 05/01/35 (a)(b)	1,034,000	1,089,770
Vermilion Energy, Inc.
6.88%, 05/01/30 (a)(b)	616,000	561,243
Viper Energy, Inc.
5.38%, 11/01/27 (a)(b)	264,000	262,859
7.38%, 11/01/31 (a)(b)	485,000	508,901
Viridien
10.00%, 10/15/30 (a)(b)	350,000	330,617
Vital Energy, Inc.
7.75%, 07/31/29 (a)(b)	402,000	339,056
9.75%, 10/15/30 (b)	235,000	207,306
7.88%, 04/15/32 (a)(b)(e)	830,000	673,929
W&T Offshore, Inc.
10.75%, 02/01/29 (a)(b)(e)	381,000	329,808
Weatherford International Ltd.
8.63%, 04/30/30 (a)(b)	1,246,000	1,266,614
Wildfire Intermediate Holdings LLC
7.50%, 10/15/29 (a)(b)	493,000	478,063
		118,674,386
Industrial Other 1.2%
Adtalem Global Education, Inc.
5.50%, 03/01/28 (a)(b)	324,000	321,683
AECOM
5.13%, 03/15/27 (b)	629,000	628,917
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.00%, 05/21/30 (a)(b)	1,150,000	1,169,169
APi Group DE, Inc.
4.13%, 07/15/29 (a)(b)	286,000	270,767
4.75%, 10/15/29 (a)(b)	356,000	346,918
Arcosa, Inc.
4.38%, 04/15/29 (a)(b)	297,000	283,319
6.88%, 08/15/32 (a)(b)	318,000	326,304
Artera Services LLC
8.50%, 02/15/31 (a)(b)	731,000	621,849

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brand Industrial Services, Inc.
10.38%, 08/01/30 (a)(b)	1,150,000	1,032,903
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)(b)	555,000	554,423
Dycom Industries, Inc.
4.50%, 04/15/29 (a)(b)	380,000	365,925
Fluor Corp.
4.25%, 09/15/28 (b)	515,000	502,395
Global Infrastructure Solutions, Inc.
7.50%, 04/15/32 (a)(b)	493,000	492,356
Grand Canyon University
5.13%, 10/01/28 (b)	147,000	139,327
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29 (a)(b)	415,000	389,324
Hillenbrand, Inc.
5.00%, 09/15/26 (b)	465,000	462,505
6.25%, 02/15/29 (b)	442,000	444,078
3.75%, 03/01/31 (b)	359,000	315,095
Installed Building Products, Inc.
5.75%, 02/01/28 (a)(b)	281,000	280,157
KBR, Inc.
4.75%, 09/30/28 (a)(b)	195,000	187,552
Park-Ohio Industries, Inc.
6.63%, 04/15/27 (b)	450,000	436,913
Pike Corp.
5.50%, 09/01/28 (a)(b)	419,000	415,960
8.63%, 01/31/31 (a)(b)	274,000	295,462
Steelcase, Inc.
5.13%, 01/18/29 (b)	322,000	312,926
TopBuild Corp.
3.63%, 03/15/29 (a)(b)	296,000	277,337
4.13%, 02/15/32 (a)(b)	359,000	325,871
Tutor Perini Corp.
11.88%, 04/30/29 (a)(b)	154,000	171,485
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.00%, 12/15/30 (a)(b)	27,306	32,631
VM Consolidated, Inc.
5.50%, 04/15/29 (a)(b)	307,000	304,018
Vortex Opco LLC
(SOFR + 6.25%) 10.54%, 04/30/30 (a)(b)(l)	32,832	32,507
Williams Scotsman, Inc.
4.63%, 08/15/28 (a)(b)	421,000	411,028
6.63%, 06/15/29 (a)(b)	305,000	311,284
6.63%, 04/15/30 (a)(b)	400,000	410,292
7.38%, 10/01/31 (a)(b)	349,000	363,347
		13,236,027
Technology 7.7%
ACI Worldwide, Inc.
5.75%, 08/15/26 (a)(b)	385,000	385,017
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28 (a)(b)	349,000	332,418
9.00%, 08/01/29 (a)(b)	417,000	426,487
Ahead DB Holdings LLC
6.63%, 05/01/28 (a)(b)	407,000	401,485
Amentum Holdings, Inc.
7.25%, 08/01/32 (a)(b)	658,000	671,781
Amkor Technology, Inc.
6.63%, 09/15/27 (a)(b)	517,000	519,027
ams-OSRAM AG
12.25%, 03/30/29 (a)(b)	403,000	420,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AthenaHealth Group, Inc.
6.50%, 02/15/30 (a)(b)	1,685,000	1,624,968
Block, Inc.
2.75%, 06/01/26 (b)	779,000	760,113
3.50%, 06/01/31 (b)	857,000	775,013
6.50%, 05/15/32 (b)	1,516,000	1,550,280
Boost Newco Borrower LLC
7.50%, 01/15/31 (a)(b)	1,714,000	1,814,584
CACI International, Inc.
6.38%, 06/15/33 (a)(b)	850,000	867,587
Camelot Finance SA
4.50%, 11/01/26 (a)(b)	156,000	155,227
Capstone Borrower, Inc.
8.00%, 06/15/30 (a)(b)	368,000	380,456
Castle U.S. Holding Corp.
10.00%, 06/30/31 (a)(b)	111,000	51,060
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (a)(b)	620,000	556,046
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (a)(b)	588,000	521,423
Ciena Corp.
4.00%, 01/31/30 (a)(b)	275,000	256,225
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (a)(b)	1,248,000	1,189,375
4.88%, 07/01/29 (a)(b)	454,000	420,298
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)(b)	3,659,000	3,657,939
9.00%, 09/30/29 (a)(b)	2,454,000	2,513,703
8.25%, 06/30/32 (a)(b)	1,803,000	1,897,679
Coherent Corp.
5.00%, 12/15/29 (a)(b)	727,000	705,214
CommScope LLC
8.25%, 03/01/27 (a)(b)(e)	794,000	792,617
7.13%, 07/01/28 (a)(b)	552,000	531,307
4.75%, 09/01/29 (a)(b)	827,000	792,912
9.50%, 12/15/31 (a)(b)	600,000	624,041
CommScope Technologies LLC
5.00%, 03/15/27 (a)(b)	870,000	841,479
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (a)(b)	630,000	579,674
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)(b)	487,000	484,107
CoreLogic, Inc.
4.50%, 05/01/28 (a)(b)	510,000	477,919
CoreWeave, Inc.
9.25%, 06/01/30 (a)(b)	1,620,000	1,619,608
CPI CG, Inc.
10.00%, 07/15/29 (a)(b)	319,000	338,140
Crane NXT Co.
4.20%, 03/15/48 (b)	289,000	173,075
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (b)	449,000	420,560
Diebold Nixdorf, Inc.
7.75%, 03/31/30 (a)(b)	605,000	637,432
Dun & Bradstreet Corp.
5.00%, 12/15/29 (a)(b)	454,000	458,825
Dye & Durham Ltd.
8.63%, 04/15/29 (a)(b)	435,000	451,625
Elastic NV
4.13%, 07/15/29 (a)(b)	671,000	629,736
Ellucian Holdings, Inc.
6.50%, 12/01/29 (a)(b)	754,000	763,378

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entegris, Inc.
4.38%, 04/15/28 (a)(b)	372,000	359,476
4.75%, 04/15/29 (a)(b)	938,000	911,407
3.63%, 05/01/29 (a)(b)	477,000	445,256
5.95%, 06/15/30 (a)(b)	776,000	777,175
Everi Holdings, Inc.
5.00%, 07/15/29 (a)(b)	375,000	378,074
Fair Isaac Corp.
4.00%, 06/15/28 (a)(b)	570,000	549,150
6.00%, 05/15/33 (a)(b)	1,225,000	1,225,750
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)(b)	788,000	815,422
Gen Digital, Inc.
6.75%, 09/30/27 (a)(b)	328,000	333,896
7.13%, 09/30/30 (a)(b)	561,000	579,422
6.25%, 04/01/33 (a)(b)	970,000	983,195
GoTo Group, Inc.
5.50%, 05/01/28 (a)(b)	611,600	418,003
HealthEquity, Inc.
4.50%, 10/01/29 (a)(b)	530,000	506,844
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (a)(b)	481,000	458,512
8.75%, 05/01/29 (a)(b)	460,000	467,486
Imola Merger Corp.
4.75%, 05/15/29 (a)(b)	1,347,000	1,291,523
Insight Enterprises, Inc.
6.63%, 05/15/32 (a)(b)	594,000	605,723
ION Trading Technologies SARL
5.75%, 05/15/28 (a)(b)	395,000	382,449
9.50%, 05/30/29 (a)(b)	601,000	622,669
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (a)(b)	664,000	628,857
Iron Mountain, Inc.
4.88%, 09/15/27 (a)(b)	921,000	910,661
5.25%, 03/15/28 (a)(b)	661,000	654,164
5.00%, 07/15/28 (a)(b)	703,000	692,831
7.00%, 02/15/29 (a)(b)	492,000	508,643
4.88%, 09/15/29 (a)(b)	745,000	723,588
5.25%, 07/15/30 (a)(b)	1,114,000	1,087,801
4.50%, 02/15/31 (a)(b)	964,000	904,198
5.63%, 07/15/32 (a)(b)	501,000	489,206
6.25%, 01/15/33 (a)(b)	753,000	760,671
McAfee Corp.
7.38%, 02/15/30 (a)(b)	1,548,000	1,433,095
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (a)(b)	352,000	312,553
NCR Atleos Corp.
9.50%, 04/01/29 (a)(b)	1,127,000	1,231,749
NCR Voyix Corp.
5.00%, 10/01/28 (a)(b)	671,000	662,351
5.13%, 04/15/29 (a)(b)	415,000	404,864
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (a)(b)	1,970,000	1,868,013
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (a)(b)	313,000	231,303
6.00%, 02/15/29 (a)(b)	273,000	162,776
ON Semiconductor Corp.
3.88%, 09/01/28 (a)(b)	565,000	540,108
Open Text Corp.
3.88%, 02/15/28 (a)(b)	949,000	909,884
3.88%, 12/01/29 (a)(b)	617,000	574,898
Open Text Holdings, Inc.
4.13%, 02/15/30 (a)(b)	574,000	536,472
4.13%, 12/01/31 (a)(b)	692,000	627,657
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (a)(b)	374,000	346,098
Pitney Bowes, Inc.
6.88%, 03/15/27 (a)(b)	678,000	682,143
PTC, Inc.
4.00%, 02/15/28 (a)(b)	483,000	469,076
Rackspace Finance LLC
3.50%, 05/15/28 (a)(b)	368,000	136,160
RingCentral, Inc.
8.50%, 08/15/30 (a)(b)	395,000	417,505
Rocket Software, Inc.
9.00%, 11/28/28 (a)(b)	477,000	492,621
6.50%, 02/15/29 (a)(b)	498,000	484,000
Sabre GLBL, Inc.
8.63%, 06/01/27 (a)(b)	544,000	560,064
10.75%, 11/15/29 (a)(b)	692,000	708,435
11.13%, 07/15/30 (a)(b)	1,100,000	1,129,975
Science Applications International Corp.
4.88%, 04/01/28 (a)(b)	435,000	424,345
Seagate Data Storage Technology Pte. Ltd.
5.88%, 07/15/30 (a)(b)	300,000	301,218
Seagate HDD Cayman
4.88%, 06/01/27 (b)	599,000	602,327
4.09%, 06/01/29 (b)	443,000	424,078
8.25%, 12/15/29 (b)	548,000	584,519
8.50%, 07/15/31 (a)(b)	421,000	449,863
9.63%, 12/01/32 (a)(b)	483,000	548,594
5.75%, 12/01/34 (b)	350,000	343,954
Sensata Technologies BV
4.00%, 04/15/29 (a)(b)	646,000	607,047
5.88%, 09/01/30 (a)(b)	450,000	445,429
Sensata Technologies, Inc.
4.38%, 02/15/30 (a)(b)	541,000	509,245
3.75%, 02/15/31 (a)(b)	655,000	582,294
6.63%, 07/15/32 (a)(b)	463,000	467,510
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/26 (a)(b)	592,000	591,209
6.75%, 08/15/32 (a)(b)	1,002,000	1,022,964
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)(b)	1,153,000	1,152,435
6.50%, 06/01/32 (a)(b)	636,000	653,520
Synaptics, Inc.
4.00%, 06/15/29 (a)(b)	422,000	393,311
TTM Technologies, Inc.
4.00%, 03/01/29 (a)(b)	409,000	389,553
Twilio, Inc.
3.63%, 03/15/29 (b)	380,000	358,005
3.88%, 03/15/31 (b)	504,000	464,701
UKG, Inc.
6.88%, 02/01/31 (a)(b)	1,452,000	1,497,099
Unisys Corp.
6.88%, 11/01/27 (a)(b)	486,000	484,298
Viavi Solutions, Inc.
3.75%, 10/01/29 (a)(b)	366,000	337,106
Virtusa Corp.
7.13%, 12/15/28 (a)(b)	372,000	360,021
West Technology Group LLC
8.50%, 04/10/27 (a)(b)	476,000	142,800
WEX, Inc.
6.50%, 03/15/33 (a)(b)	646,000	639,515
Xerox Corp.
10.25%, 10/15/30 (a)(b)	375,000	385,814
4.80%, 03/01/35	100,000	49,494

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xerox Holdings Corp.
5.50%, 08/15/28 (a)(b)	702,000	493,200
8.88%, 11/30/29 (a)(b)	422,000	284,822
Xerox Issuer Corp.
13.50%, 04/15/31 (a)(b)(e)	325,000	325,040
Zebra Technologies Corp.
6.50%, 06/01/32 (a)(b)	331,000	337,164
Ziff Davis, Inc.
4.63%, 10/15/30 (a)(b)	599,000	543,699
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (a)(b)	404,000	376,356
		85,437,047
Transportation 2.0%
Air Canada
3.88%, 08/15/26 (a)(b)	546,000	539,454
Allegiant Travel Co.
7.25%, 08/15/27 (a)(b)	530,000	523,897
American Airlines, Inc.
7.25%, 02/15/28 (a)(b)	618,000	624,632
8.50%, 05/15/29 (a)(b)	837,000	867,751
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 04/20/29 (a)	2,066,000	2,030,057
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27 (a)(b)	828,000	817,927
4.75%, 04/01/28 (a)(b)	366,000	350,853
5.38%, 03/01/29 (a)(b)	580,000	547,401
8.25%, 01/15/30 (a)(b)	525,000	534,413
8.00%, 02/15/31 (a)(b)	341,000	345,401
8.38%, 06/15/32 (a)(b)	500,000	504,146
Brightline East LLC
11.00%, 01/31/30 (a)(b)	955,000	688,474
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)(b)	235,000	201,325
Clue Opco LLC
9.50%, 10/15/31 (a)(b)(e)	662,000	682,081
Danaos Corp.
8.50%, 03/01/28 (a)(b)	225,000	230,590
Dcli Bidco LLC
7.75%, 11/15/29 (a)(b)	393,000	396,379
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (a)(b)	573,000	536,194
Genesee & Wyoming, Inc.
6.25%, 04/15/32 (a)(b)	641,000	651,801
Hertz Corp.
4.63%, 12/01/26 (a)(b)(e)	542,000	479,132
12.63%, 07/15/29 (a)(b)	929,000	946,849
5.00%, 12/01/29 (a)(b)(e)	753,000	512,570
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/31 (a)(b)	1,529,000	1,513,497
OneSky Flight LLC
8.88%, 12/15/29 (a)(b)	529,000	533,782
Railworks Holdings LP/Railworks Rally, Inc.
8.25%, 11/15/28 (a)(b)	374,000	380,061
Rand Parent LLC
8.50%, 02/15/30 (a)(b)	781,000	770,257
RXO, Inc.
7.50%, 11/15/27 (a)(b)	374,000	383,124
Star Leasing Co. LLC
7.63%, 02/15/30 (a)(b)	647,000	609,252
Stena International SA
7.25%, 01/15/31 (a)(b)	793,000	796,518
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)(b)	512,000	530,662
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27 (a)(b)(e)	441,000	432,127
9.50%, 06/01/28 (a)(b)	442,000	435,846
6.38%, 02/01/30 (a)(b)	828,000	744,322
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/32 (a)(b)	562,000	578,783
XPO CNW, Inc.
6.70%, 05/01/34	369,000	380,430
XPO, Inc.
7.13%, 06/01/31 (a)(b)	378,000	391,611
7.13%, 02/01/32 (a)(b)	535,000	555,634
		22,047,233
		915,567,263

Utility 3.2%
Electric 3.2%
AES Corp.
7.60%, 01/15/55 (b)(d)	550,000	555,727
6.95%, 07/15/55 (b)(d)	500,000	475,631
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (b)(d)	640,000	612,873
Alpha Generation LLC
6.75%, 10/15/32 (a)(b)	834,000	851,019
Atlantica Sustainable Infrastructure Ltd.
4.13%, 06/15/28 (a)(b)	524,000	503,257
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/32 (a)(b)	501,000	495,690
Calpine Corp.
4.50%, 02/15/28 (a)(b)	1,047,000	1,027,558
5.13%, 03/15/28 (a)(b)	817,000	810,409
4.63%, 02/01/29 (a)(b)	586,000	571,480
5.00%, 02/01/31 (a)(b)	676,000	656,192
3.75%, 03/01/31 (a)(b)	994,000	923,275
Clearway Energy Operating LLC
4.75%, 03/15/28 (a)(b)	529,000	517,238
3.75%, 02/15/31 (a)(b)	890,000	803,997
ContourGlobal Power Holdings SA
6.75%, 02/28/30 (a)(b)	300,000	304,287
DPL, Inc.
4.35%, 04/15/29 (b)	425,000	409,342
Edison International
8.13%, 06/15/53 (b)(d)(e)	466,000	461,539
7.88%, 06/15/54 (b)(d)	376,000	362,698
Emera, Inc.
6.75%, 06/15/76 (b)(d)	976,000	983,234
EUSHI Finance, Inc.
7.63%, 12/15/54 (b)(d)	544,000	557,535
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)(b)	502,000	457,686
Lightning Power LLC
7.25%, 08/15/32 (a)(b)	1,184,000	1,242,112
Long Ridge Energy LLC
8.75%, 02/15/32 (a)(b)	450,000	453,875
NOVA Chemicals Corp.
5.25%, 06/01/27 (a)(b)	717,000	716,317
NRG Energy, Inc.
5.75%, 01/15/28 (b)	507,000	509,130
3.38%, 02/15/29 (a)(b)	477,000	445,964
5.25%, 06/15/29 (a)(b)	556,000	549,801
5.75%, 07/15/29 (a)(b)	989,000	983,292

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 02/15/31 (a)(b)	877,000	796,061
3.88%, 02/15/32 (a)(b)	548,000	495,806
6.00%, 02/01/33 (a)(b)	749,000	742,751
6.25%, 11/01/34 (a)(b)	662,000	662,767
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (a)(b)	468,000	449,385
PG&E Corp.
5.00%, 07/01/28 (b)	498,000	486,213
5.25%, 07/01/30 (b)	1,005,000	975,902
7.38%, 03/15/55 (b)(d)	1,017,000	998,404
Sunnova Energy Corp.
5.88%, 09/01/26 (a)(b)(h)(i)	413,000	123,126
11.75%, 10/01/28 (a)(b)(h)(i)	65,000	20,964
Talen Energy Supply LLC
8.63%, 06/01/30 (a)(b)	1,070,000	1,143,377
TerraForm Power Operating LLC
5.00%, 01/31/28 (a)(b)	624,000	607,081
4.75%, 01/15/30 (a)(b)	425,000	400,879
Topaz Solar Farms LLC
5.75%, 09/30/39 (a)	604,912	576,962
TransAlta Corp.
7.75%, 11/15/29 (b)	480,000	500,420
6.50%, 03/15/40	327,000	298,314
Vistra Operations Co. LLC
5.50%, 09/01/26 (a)(b)	913,000	914,403
5.63%, 02/15/27 (a)(b)	946,000	945,965
5.00%, 07/31/27 (a)(b)	783,000	781,207
4.38%, 05/01/29 (a)(b)	1,248,000	1,207,250
7.75%, 10/15/31 (a)(b)	902,000	956,989
6.88%, 04/15/32 (a)(b)	901,000	937,911
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26 (a)(b)	566,000	550,268
4.50%, 09/15/27 (a)(b)	466,000	451,091
7.25%, 01/15/29 (a)(b)	479,000	481,729
8.38%, 01/15/31 (a)(b)(e)	689,000	719,967
8.63%, 03/15/33 (a)(b)(e)	770,000	808,342
		35,274,692
Total Corporates (Cost $1,088,206,869)		1,083,782,897

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.8% OF NET ASSETS

Money Market Funds 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (m)	12,010,371	12,010,371
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (m)(n)	19,295,805	19,295,805
		31,306,176
Total Short-Term Investments (Cost $31,306,176)		31,306,176
Total Investments in Securities (Cost $1,119,513,045)		1,115,089,073

(a)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $890,323,980 or 80.2% of net assets.

(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)	Perpetual security with no stated maturity date.
(d)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(e)	All or a portion of this security is on loan. Securities on loan were valued at $18,260,294.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Subsequent to the end of the reporting period, the issuer filed for bankruptcy.
(i)	Security is in default on interest payments.
(j)	Perpetual security. Maturity date represents the next call date.
(k)	During the reporting period, the issuer filed for bankruptcy.
(l)	Variable rate security; rate shown is effective rate at period end.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,083,782,897	$—	$1,083,782,897
Short-Term Investments[1]	31,306,176	—	—	31,306,176
Total	$31,306,176	$1,083,782,897	$—	$1,115,089,073

[1]	As categorized in the Portfolio Holdings.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of May 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG123135MAY25